                                                                  March 31, 1997
SunAmerica
      Equity Funds

                                    [LOGO]

Semiannual Report

Balanced Assets (Yen) Blue Chip Growth (Yen) Mid-cap growth

Small company growth (Yen) Global balanced (Yen) Growth and income

                                                         [LOGO] SunAmerica
                                                                Asset Management

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER


DEAR SHAREHOLDER:

  Our dominant thesis with respect to the economy for the past several years has been one of slow growth and moderate inflation. The overall impression among most money managers was that the economy would continue to grow modestly, in the 2%-2.5% range, and that inflation was non-existent. Our thesis was challenged as the economy surprised many investors by showing surprising strength at the end of the first quarter, which brought about inflationary fears. This stronger-than anticipated economic strength, forced the Federal Reserve to raise interest rates and appear pro-active on the inflationary outlook. Typically, stocks do not perform well in a rising interest rate environment and this is likely the cause of the equity market's difficulties through the first quarter of 1997. Despite these challenges, it is our belief that the economy will continue to moderate throughout the year and inflation will remain close to its current level. However, until a series of more conservative economic numbers are revealed, uncertainty may continue over the short-term.

BALANCED ASSETS FUND

  We continue to focus the Fund on sectors we believe will produce favorable earnings in most economic environments and on companies with high visibility, consistent double-digit earnings and strong underlying fundamentals. Earnings growth will be of paramount importance to continued performance in 1997. To that end, we continue to emphasize and overweight the healthcare and financial service sectors of the market. It is our belief that both of these sectors will show solid growth with significant cash flow, increasing the potential of share repurchases, dividend increases, and further industry consolidation. Our underweighting of the energy sector early in the year has proved to be very beneficial to performance. We will, however, increase our exposure to this sector as we anticipate an earnings recovery in the energy sector. Finally, we remain market weighted in the technology sector and will look to increase our positions as the market outlook for this industry improves. Our top five equity holdings as of the end of March 1997 included, Summit Bancorp, Allstate Corp., American Express Co., Lucent Technologies, Inc. and Mobil Corp.

BLUE CHIP GROWTH FUND

  The Fund continues to perform well in this difficult market. Our strategy has been to overweight those companies and industries with leading global franchises and improving fundamentals. We continue to concentrate the Fund's investments on quality names, with high earnings visibility and double digit growth. Our focus will continue to be on strong secular trends that may produce favorable earnings in almost any economic environment. To that end, we are emphasizing the interest rate sensitive sectors of the market. It is our contention that as we begin to see the first signs of a slowdown in the economy, these stocks will greatly outperform the market. We are also overweighting the healthcare sector, as we believe firmly, the graying of America and the demographic changes that are accompanying this trend are accelerating healthcare nationwide. We are continuing to look for opportunities in large, mainstream technology companies. Finally, our exposure to the cyclical sectors of the market have been kept to a minimum. We remain underweighted to the paper and metals sectors of the market. Our top five holdings at the end of the first quarter 1997 were American Express Co., Home Depot, Lucent Technologies, Inc., Aetna, Inc. and Allstate Corp.

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER


MID-CAP GROWTH FUND

  The need for liquidity and the popularity of index funds has attracted investors to large-cap stocks, away from small and mid-cap companies. As a result, small to medium-sized companies have continued to underperformed their large-cap counterparts. Although, the mid-cap sector has experienced volatility as a result of disappointing earnings and rising interest rates, we are confident the potential for significant price recovery and the favorable fundamentals of this sector should attract investors to return to the mid-cap universe. We have identified mid-cap leadership stocks in sectors benefiting from secular trends. These industries include, computer software systems, hardware and semiconductors such as, BMC Software and National Semiconductor. Other areas that we continue to emphasize are family-oriented, or cost conscious retailing, such as Goody's Family Stores and Michael's Stores. These companies continue to expand their retail operations to meet the increasing demands of the value-oriented shopper.

SMALL COMPANY GROWTH FUND

  The flow of investment assets from small-cap to large-cap companies is the primary reason for this sector's underperformance. Trying the patience of investors, small-cap stocks have responded more to emotions than investment fundamentals. However, we expect this deviation from the long-term growth of this sector to be short-term in nature. Eventually, the underlying fundamentals of many smaller companies will, once again, be reflected by the market. The Fund employs a top-down, secular approach to investing, focusing on high growth sectors of the economy such as, technology, specialty retailing, oil service and selective healthcare. We then analyze the fundamentals of a company's business and seek out opportunities benefiting from secular trends. As always, we have diversified the Fund among various leadership companies within promising sectors. In the technology area, one of our favorites is Internet Publisher and trade show organizer, Mecklermedia. This company has three growing franchises, recurring revenue streams and little technology risk. In the retail sector, we have invested in a number of high growth manufacturers which benefit from increasing levels of disposable income or recognized brand names such as, Gucci, Pacific Sunwear and Jones Apparel Group. We continue to participate in the oil and gas service sector, which we believe is benefiting from the multi-year expansion of energy exploration worldwide. Small-cap companies, with their faster rates of earnings growth, currently offer investors more relative value and opportunity than large-cap alternatives.

GLOBAL BALANCED FUND

  International equity markets continued to underperform the domestic stock markets in the first quarter of 1997. The Global Balanced Fund's portfolio as of March 31, 1997 was allocated: 49.5% in foreign equities, 20.8% in domestic and foreign bonds, and 17.1% in U.S. equities. The international portion of the Fund continues to emphasize Japanese stocks, which we believe will benefit from the existing low interest rate environment and an improving Japanese economy. Over the course of the first quarter we increased our holdings of U.S. Treasury securities as interest rates rose to levels we believe offer attractive relative value. The foreign bond portion of the Fund is positioned to offer participation similar to the J.P. Morgan International Government Bond Index. The U.S. equity portion of the Fund continues to focus on companies with consistent double-digit earnings and solid fundamentals that should outperform in any economic

 SUNAMERICA EQUITY FUNDS
 SHAREHOLDER LETTER

environment. We are still convinced that international investments are particularly attractive at this point in the global economic recovery and they should represent a significant portion of a well diversified portfolio.

GROWTH AND INCOME FUND

  The Growth and Income Fund remains broadly diversified as of March 31, 1997. Small overweighted positions existed in the healthcare and basic industries sectors. Utilities remain underweight, as the lack of earnings growth gives us cause for concern. Our focus will continue to be on attractively priced sectors and stocks with better than average earnings potential. We have been growing positions in financial service and selective healthcare companies, particularly managed care providers. The top five holdings were Crown Cork & Seal Co., Inc., Philip Morris, Cos., Inc., Merck & Co., Intel Corp. and IMC Global, Inc.

OUTLOOK

  By all historic measures the stock market is overvalued on a short-term basis, especially given what the Federal Reserve must do to slow the rise of wage inflation. We anticipate a further rise in interest rates will contain economic growth at an acceptable 2% level during the second half of this year. Although a correction seems likely, a correction is not a bear market. The correction may be sharp and severe. We are confident, however, it will be brief and should represent a buying opportunity. We still expect to see the Dow at 8000 during 1997 and believe this bull market is not over. It is just maturing.

  It is important to note that the secular trend of money flowing into mutual funds continued in the first quarter, and the effect of retirement savings leads us to believe this will continue for many years. As of the end of 1996, the $3.7 trillion in mutual fund assets were distributed as follows: 50% in equities, 25% in bonds and 25% in money market funds. There is plenty of liquidity and the demographic trend favors equities.

  /s/ Stanton J. Feeley       /s/ Audrey Snell           /s/ Gerard P.
  Stanton J. Feeley           Audrey Snell               Gerard P.
  Chief Investment Officer    Portfolio Manager          Sullivan
                                                         Portfolio Manager

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF ASSETS AND LIABILITIES -- March 31, 1997 (unaudited)

                            BALANCED    BLUE CHIP    MID-CAP   SMALL COMPANY   GLOBAL    GROWTH AND
                             ASSETS      GROWTH      GROWTH       GROWTH      BALANCED     INCOME
                              FUND        FUND        FUND         FUND         FUND        FUND
                          --------------------------------------------------------------------------
ASSETS:
Investments securities,
 at value*..............  $298,474,863 $80,626,280 $47,730,229 $205,279,466  $21,270,526 $62,152,835
Short-term securities
 (cost equals market)...            --          --          --           --    1,287,000          --
Repurchase agreements
 (cost equals market)...    11,942,000   7,498,000          --   23,656,000    1,300,000   5,044,000
Cash....................           995         298   3,124,937           --      300,806         155
Foreign cash............            --          --          --           --      362,313          --
Receivable for
 investments sold.......    12,869,232   1,587,997   3,326,148   11,575,277          --    2,925,182
Interest and dividends
 receivable.............     1,456,535      82,614      47,511       83,549      207,246      89,856
Receivable for shares of
 beneficial
 interest sold..........        60,171      47,299      25,761      366,211        2,427     278,032
Prepaid expenses........        16,401      33,570       6,928       13,333        1,246       1,286
Receivable from
 investment adviser.....         1,734          --          --        1,633        6,779      13,575
Unrealized appreciation
 of foreign currency
 contracts..............            --          --          --           --       15,896          --
Deferred organizational
 expenses...............            --          --          --           --        1,897         620
                          ------------ ----------- ----------- ------------  ----------- -----------
  Total assets..........   324,821,931  89,876,058  54,261,514  240,975,469   24,756,136  70,505,541
                          ------------ ----------- ----------- ------------  ----------- -----------
LIABILITIES:
Payable for investments
 purchased..............    18,153,833   3,216,029          --   15,356,390      298,041   3,158,271
Payable for shares of
 beneficial interest
 redeemed...............     1,264,906     651,377      51,125    1,462,797      255,479     162,429
Investment advisory and
 management
 fees payable...........       203,785      60,192      35,373      158,021       20,967      43,716
Accrued expenses........       196,845      77,384      73,923      137,239       64,305      52,473
Distribution and service
 maintenance
 fees payable...........       185,631      48,892      23,709      127,962       15,965      37,575
Due to custodian........                             3,188,854      963,753
Unrealized depreciation
 of foreign
 currency contracts.....            --          --          --           --       95,712          --
                          ------------ ----------- ----------- ------------  ----------- -----------
  Total liabilities.....    20,005,000   4,053,874   3,372,984   18,206,162      750,469   3,454,464
                          ------------ ----------- ----------- ------------  ----------- -----------
    Net assets..........  $304,816,931 $85,822,184 $50,888,530 $222,769,307  $24,005,667 $67,051,077
                          ============ =========== =========== ============  =========== ===========
*Identified cost........  $285,479,790 $77,558,861 $43,071,462 $187,343,789  $20,178,458 $60,161,205
                          ============ =========== =========== ============  =========== ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF ASSETS AND LIABILITIES -- March 31, 1997 (unaudited)--(continued)

                            BALANCED    BLUE CHIP     MID-CAP    SMALL COMPANY    GLOBAL     GROWTH AND
                             ASSETS      GROWTH       GROWTH        GROWTH       BALANCED      INCOME
                              FUND        FUND         FUND          FUND          FUND         FUND
                          ------------------------------------------------------------------------------
NET ASSETS WERE COMPOSED
 OF:
Shares of beneficial
 interest, $.01 par
 value..................  $    196,014 $    54,854  $    30,944  $    110,337   $    31,324  $    61,673
Paid-in capital.........   280,950,072  77,601,264   43,056,348   209,051,079    21,759,929   62,098,165
                          ------------ -----------  -----------  ------------   -----------  -----------
                           281,146,086  77,656,118   43,087,292   209,161,416    21,791,253   62,159,838
Accumulated
 undistributed net
 investment income
 (loss).................        71,361    (102,511)    (301,999)   (1,729,473)     (144,548)      24,357
Accumulated
 undistributed net
 realized gain (loss) on
 investments, foreign
 currency and other
 assets and liabilities.    10,604,411   5,201,158    3,444,470    (2,598,313)    1,355,990    2,875,252
Net unrealized
 appreciation of
 investments............    12,995,073   3,067,419    4,658,767    17,935,677     1,092,068    1,991,630
Net unrealized
 depreciation of foreign
 currency, other assets
 and liabilities........            --          --           --            --       (89,096)          --
                          ------------ -----------  -----------  ------------   -----------  -----------
    Net assets..........  $304,816,931 $85,822,184  $50,888,530  $222,769,307   $24,005,667  $67,051,077
                          ============ ===========  ===========  ============   ===========  ===========
CLASS A (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $148,941,794 $53,730,593  $39,051,514  $134,029,073   $ 8,738,315  $36,390,513
Shares of beneficial
 interest issued and
 outstanding............     9,575,883   3,399,472    2,360,347     6,566,617     1,135,893    3,341,626
Net asset value and
 redemption price per
 share..................  $      15.55 $     15.81  $     16.54  $      20.41   $      7.69  $     10.89
Maximum sales charge
 (5.75% of offering
 price).................          0.95        0.96         1.01          1.25          0.47         0.66
                          ------------ -----------  -----------  ------------   -----------  -----------
Maximum offering price
 to public..............  $      16.50 $     16.77  $     17.55  $      21.66   $      8.16  $     11.55
                          ============ ===========  ===========  ============   ===========  ===========
CLASS B (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $155,856,834 $32,091,591  $11,837,016  $ 88,317,328   $15,267,352  $30,660,564
Shares of beneficial
 interest issued and
 outstanding............    10,024,312   2,085,934      734,088     4,446,456     1,996,540    2,825,701
Net asset value,
 offering and redemption
 price per share
 (excluding any
 applicable contingent
 deferred sales charge).  $      15.55 $     15.38  $     16.12  $      19.86   $      7.65  $     10.85
                          ============ ===========  ===========  ============   ===========  ===========
CLASS Z (UNLIMITED
 SHARES AUTHORIZED):
Net assets..............  $     18,303                           $    422,906
Shares of beneficial
 interest issued and
 outstanding............         1,177                                 20,668
Net asset value,
 offering and redemption
 price per share........  $      15.55                           $      20.46
                          ============                           ============

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF OPERATIONS -- For the six months ended March 31, 1997 (unaudited)

                             BALANCED     BLUE CHIP     MID-CAP    SMALL COMPANY   GLOBAL    GROWTH AND
                              ASSETS       GROWTH       GROWTH        GROWTH      BALANCED     INCOME
                               FUND         FUND         FUND          FUND         FUND        FUND
                            ---------------------------------------------------------------------------
INVESTMENT INCOME:
Income:
 Interest (net of
  withholding taxes of
  $1,960 on Global
  Balanced Fund)..........  $ 4,215,047  $   176,598  $    45,047  $    221,313   $ 240,377  $  127,477
 Dividends (net of
  withholding taxes of
  $4,462, $2,749, $1,913,
  $2,161, $12,564 and
  $1,878, respectively)...    1,418,447      534,456      168,111       424,444     113,869     439,850
                            -----------  -----------  -----------  ------------   ---------  ----------
 Total investment income..    5,633,494      711,054      213,158       645,757     354,246     567,327
                            -----------  -----------  -----------  ------------   ---------  ----------
Expenses:
 Investment advisory and
  management fees.........    1,203,037      339,234      213,175     1,006,084     129,099     208,479
 Distribution and service
  maintenance fees-Class
  A.......................      264,165       94,328       75,051       278,654      17,026      54,478
 Distribution and service
  maintenance fees-Class
  B.......................      849,241      182,803       69,802       544,099      80,453     122,320
 Transfer agent fees and
  expenses-Class A........      209,799       72,363       59,800       213,843      14,409      40,526
 Transfer agent fees and
  expenses-Class B........      216,086       49,173       20,514       145,019      22,362      33,290
 Transfer agent fees and
  expenses-Class Z........        2,200           --           --         2,200          --          --
 Custodian fees and
  expenses................       70,675       36,625       35,050        66,700      87,715      40,795
 Registration fees-Class
  A.......................       19,319        3,762        8,230        23,720       2,269       5,397
 Registration fees-Class
  B.......................       21,971        4,618        5,302        16,815       2,281       4,283
 Registration fees-Class
  Z.......................           46           --           --           202          --          --
 Audit and tax consulting
  fees....................       25,710       11,325       10,140        21,855       6,940      11,295
 Trustees' fees and
  expenses................       19,909        5,574        3,467        16,147       1,980       2,745
 Printing expense.........       12,670        7,705        2,855        11,250       1,740       2,665
 Legal fees and expenses..        3,045        1,110          185         1,760          --          --
 Insurance expense........        2,024          548          335         1,584         164         184
 Interest expense.........          207        2,298        9,418        25,242          --         291
 Amortization of
  organizational expenses.           --           --           --            --         437         138
 Miscellaneous expenses...        3,790        2,099        1,833         2,201       1,115       1,054
                            -----------  -----------  -----------  ------------   ---------  ----------
 Total expenses...........    2,923,894      813,565      515,157     2,377,375     367,990     527,940
 Less: expenses
  reimbursed by
  investment adviser......       (2,237)          --           --        (2,145)    (39,251)    (90,493)
                            -----------  -----------  -----------  ------------   ---------  ----------
 Net expenses.............    2,921,657      813,565      515,157     2,375,230     328,739     437,447
                            -----------  -----------  -----------  ------------   ---------  ----------
Net investment income
 (loss)...................    2,711,837     (102,511)    (301,999)   (1,729,473)     25,507     129,880
                            -----------  -----------  -----------  ------------   ---------  ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain on
 investments..............   14,064,496    6,152,510    4,919,364     7,728,349     778,118   3,195,475
Net realized gain (loss)
 on foreign currency and
 other assets and
 liabilities..............           --           --           --            --     807,245          (7)
Net change in unrealized
 appreciation/depreciation
 of investments...........   (3,820,486)  (2,832,595)  (5,949,732)  (39,630,581)   (674,943)    192,792
Net change in unrealized
 appreciation/depreciation
 of foreign currency and
 other assets and
 liabilities..............           --           --           --            --    (218,383)         --
                            -----------  -----------  -----------  ------------   ---------  ----------
Net realized and
 unrealized gain (loss) on
 investments, foreign
 currency and other assets
 and liabilities..........   10,244,010    3,319,915   (1,030,368)  (31,902,232)    692,037   3,388,260
                            -----------  -----------  -----------  ------------   ---------  ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS:..............  $12,955,847  $ 3,217,404  $(1,332,367) $(33,631,705)  $ 717,544  $3,518,140
                            ===========  ===========  ===========  ============   =========  ==========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                 BALANCED ASSETS FUND             BLUE CHIP GROWTH FUND             MID-CAP GROWTH FUND
                           --------------------------------  -------------------------------- --------------------------------
                           FOR THE SIX MONTHS FOR THE YEAR   FOR THE SIX MONTHS FOR THE YEAR  FOR THE SIX MONTHS FOR THE YEAR
                                 ENDED            ENDED            ENDED            ENDED           ENDED            ENDED
                             MARCH 31, 1997   SEPTEMBER 30,    MARCH 31, 1997   SEPTEMBER 30,   MARCH 31, 1997   SEPTEMBER 30,
                              (UNAUDITED)         1996          (UNAUDITED)         1996         (UNAUDITED)         1996
                           ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)...............       $  2,711,837    $  3,950,337      $   (102,511)    $  (408,630)    $  (301,999)     $  (425,977)
 Net realized gain on
  investments..........         14,064,496      33,912,222         6,152,510      13,200,391       4,919,364        1,634,384
 Net change in
  unrealized
  appreciation/depreciation
  of investments.......         (3,820,486)     (8,691,595)       (2,832,595)     (2,296,867)     (5,949,732)       4,688,230
                              ------------    ------------      ------------     -----------     -----------      -----------
Net increase (decrease)
 in net assets
 resulting from
 operations............         12,955,847      29,170,964         3,217,404      10,494,894      (1,332,367)       5,896,637
                              ------------    ------------      ------------     -----------     -----------      -----------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A).....         (1,475,445)     (2,345,435)               --              --              --               --
 From net investment
  income (Class B).....         (1,146,279)     (1,868,201)               --              --              --               --
 From net investment
  income (Class Z).....               (175)             --                --              --              --               --
 From net realized
  gains on investments
  (Class A)............        (14,835,171)     (7,282,221)       (7,108,685)     (4,646,750)     (1,856,886)      (4,337,142)
 From net realized
  gains on investments
  (Class B)............        (17,300,021)     (9,730,482)       (5,010,638)     (4,492,488)       (619,105)      (1,083,506)
 From net realized
  gains on investments
  (Class Z)............               (994)             --                --              --              --               --
                              ------------    ------------      ------------     -----------     -----------      -----------
Total dividends and
 distributions to
 shareholders..........        (34,758,085)    (21,226,339)      (12,119,323)     (9,139,238)     (2,475,991)      (5,420,648)
                              ------------    ------------      ------------     -----------     -----------      -----------
NET INCREASE (DECREASE)
 IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS
 (NOTE 7)..............          8,387,207      28,256,172         6,531,197       4,897,454        (991,298)       7,954,560
                              ------------    ------------      ------------     -----------     -----------      -----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS................        (13,415,031)     36,200,797        (2,370,722)      6,253,110      (4,799,656)       8,430,549
NET ASSETS:
Beginning of period....        318,231,962     282,031,165        88,192,906      81,939,796      55,688,186       47,257,637
                              ------------    ------------      ------------     -----------     -----------      -----------
End of period
 [including
 undistributed net
 investment income
 (loss) for March 31,
 1997 and September 30,
 1996 of $71,361,
 $(18,577); $(102,511),
 $0; $(301,999), and
 $0, respectively].....       $304,816,931    $318,231,962      $ 85,822,184     $88,192,906     $50,888,530      $55,688,186
                              ============    ============      ============     ===========     ===========      ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                              SMALL COMPANY GROWTH FUND            GLOBAL BALANCED FUND            GROWTH AND INCOME FUND
                           --------------------------------  -------------------------------- --------------------------------
                           FOR THE SIX MONTHS FOR THE YEAR   FOR THE SIX MONTHS FOR THE YEAR  FOR THE SIX MONTHS FOR THE YEAR
                                 ENDED            ENDED            ENDED            ENDED           ENDED            ENDED
                             MARCH 31, 1997   SEPTEMBER 30,    MARCH 31, 1997   SEPTEMBER 30,   MARCH 31, 1997   SEPTEMBER 30,
                              (UNAUDITED)         1996          (UNAUDITED)         1996         (UNAUDITED)         1996
                           ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS:
 Net investment income
  (loss)...............       $ (1,729,473)   $ (1,857,708)     $    25,507      $   108,377     $   129,880      $   154,585
 Net realized gain on
  investments..........          7,728,349          14,472          778,118        1,153,686       3,195,475        1,853,730
 Net realized gain
  (loss) on foreign
  currency, other
  assets and
  liabilities..........                 --              36          807,245          797,602              (7)               2
 Net change in
  unrealized
  appreciation/depreciation
  of investments.......        (39,630,581)     33,583,299         (674,943)         218,368         192,792        1,445,861
 Net change in
  unrealized
  appreciation/depreciation
  of foreign currency,
  other assets and
  liabilities..........                 --              --         (218,383)          83,360              --               --
                              ------------    ------------      -----------      -----------     -----------      -----------
Net increase (decrease)
 in net assets
 resulting from
 operations............        (33,631,705)     31,740,099          717,544        2,361,393       3,518,140        3,454,178
                              ------------    ------------      -----------      -----------     -----------      -----------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A).....                 --              --         (292,534)        (478,740)        (72,849)        (123,623)
 From net investment
  income (Class B).....                 --              --         (390,427)        (693,095)        (30,158)         (58,296)
 From net investment
  income (Class Z).....                 --              --               --               --              --               --
 From net realized
  gains on investments
  (Class A)............         (5,628,252)    (16,561,192)              --               --      (1,193,264)        (175,889)
 From net realized
  gains on investments
  (Class B)............         (3,985,470)    (12,782,675)              --               --        (917,178)        (127,334)
 From net realized
  gains on investments
  (Class Z)............             (7,070)             --               --               --              --               --
                              ------------    ------------      -----------      -----------     -----------      -----------
Total dividends and
 distributions to
 shareholders..........         (9,620,792)    (29,343,867)        (682,961)      (1,171,835)     (2,213,449)        (485,142)
                              ------------    ------------      -----------      -----------     -----------      -----------
NET INCREASE (DECREASE)
 IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS
 (NOTE 7)..............           (384,664)    106,187,132       (2,175,908)       1,366,433      30,744,365       25,962,674
                              ------------    ------------      -----------      -----------     -----------      -----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS................        (43,637,161)    108,583,364       (2,141,325)       2,555,991      32,049,056       28,931,710
NET ASSETS:
Beginning of period....        266,406,468     157,823,104       26,146,992       23,591,001      35,002,021        6,070,311
                              ------------    ------------      -----------      -----------     -----------      -----------
End of period
 [including
 undistributed net
 investment income for
 March 31, 1997 and
 September 30, 1996
 $(1,729,473), $0;
 $(144,548), $512,906;
 $24,357, and $(2,516),
 respectively].........       $222,769,307    $266,406,468      $24,005,667      $26,146,992     $67,051,077      $35,002,021
                              ============    ============      ===========      ===========     ===========      ===========

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

BALANCED ASSETS FUND

                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
                                    CLASS A
9/24/93-
 9/30/93(3).....  $15.07    $   --        $ 0.06      $ 0.06    $   --   $   --   $   --    $15.13      0.40%   $ 33,381
9/30/94.........   15.13      0.30         (0.23)       0.07     (0.28)   (0.30)   (0.58)    14.62      0.50      52,098
9/30/95.........   14.62      0.32          2.51        2.83     (0.45)   (0.58)   (1.03)    16.42     20.68     119,916
9/30/96.........   16.42      0.27          1.39        1.66     (0.28)   (0.99)   (1.27)    16.81     10.65     147,035
3/31/97(7)......   16.81      0.17          0.48        0.65     (0.16)   (1.75)   (1.91)    15.55      4.10     148,942
9/24/93-
 9/30/93(3).....   1.54%(4)        0.46%(4)         25%     $   NA
9/30/94.........   1.58            2.00            141          NA
9/30/95.........   1.50            2.13            130          NA
9/30/96.........   1.52            1.63            187      0.0611
3/31/97(7)......   1.49(4)         2.02(4)          95      0.0600
                                    CLASS B

6/30/93(5)......  $15.63    $ 0.30        $ 2.63      $ 2.93    $(0.30)  $(2.40)  $(2.70)   $15.86     20.29%   $113,871
7/01/93-
 9/30/93(5).....   15.86      0.05          0.49        0.54     (0.06)   (1.21)   (1.27)    15.13      3.44     137,456
9/30/94.........   15.13      0.20         (0.23)      (0.03)    (0.18)   (0.30)   (0.48)    14.62     (0.14)    180,655
9/30/95.........   14.62      0.23          2.51        2.74     (0.36)   (0.58)   (0.94)    16.42     19.96     162,115
9/30/96.........   16.42      0.17          1.38        1.55     (0.18)   (0.99)   (1.17)    16.80      9.93     171,197
3/31/97(7)......   16.80      0.12          0.50        0.62     (0.12)   (1.75)   (1.87)    15.55      3.86     155,857
6/30/93(5)......   1.91%(6)        1.94%(6)        251%     $   NA
7/01/93-
 9/30/93(5).....   2.10(4)(6)      1.36(4)(6)       25          NA
9/30/94.........   2.21            1.36            141          NA
9/30/95.........   2.12            1.59            130          NA
9/30/96.........   2.12            1.03            187      0.0611
3/31/97(7)......   2.12(4)         1.40(4)          95      0.0600
                                    CLASS Z
10/07/96-
 3/31/97(3)(7)..  $17.07    $ 0.21        $ 0.23      $ 0.44    $(0.21)  $(1.75)  $(1.96)   $15.55      2.78%   $     18
10/07/96-
 3/31/97(3)(7)..   0.99%(4)(6)     2.67%(4)(6)      95%     $   NA

--------------------------------------------------------------------------------

BLUE CHIP GROWTH FUND
                                            NET
                                        GAIN(LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- --------- ----------
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                  AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS     TURNOVER  PER SHARE@
---------------- -------------- --------------- --------- ----------
                                    CLASS A
10/08/93-
 9/30/94(3).....  $16.24    $ 0.09 (1)    $(0.26)     $(0.17)   $   --   $(0.65)  $(0.65)   $15.42     (1.05)%  $  3,207
9/30/95.........   15.42      0.02 (1)      2.99        3.01        --    (1.09)   (1.09)    17.34     21.29      42,407
9/30/96.........   17.34     (0.03)(1)      2.22        2.19        --    (1.91)   (1.91)    17.62     13.88      51,993
3/31/97(7)......   17.62        -- (1)      0.62        0.62        --    (2.43)   (2.43)    15.81      3.96      53,731
10/08/93-
 9/30/94(3).....   1.64%(4)(6)     0.65%(4)(6)     170%     $   NA
9/30/95.........   1.58(6)         0.11(6)         251          NA
9/30/96.........   1.57           (0.18)           269      0.0600
3/31/97(7)......   1.53(4)         0.03(4)         125      0.0600
                                    CLASS B

12/31/92(5).....  $12.53    $(0.13)       $ 1.19      $ 1.06    $   --   $   --   $   --    $13.59      8.46%   $ 83,237
1/01/93-
 9/30/93(5).....   13.59     (0.02)(1)      2.71        2.69        --       --       --     16.28     19.79      79,774
9/30/94.........   16.28     (0.01)(1)     (0.28)      (0.29)       --    (0.65)   (0.65)    15.34     (1.81)     71,749
9/30/95.........   15.34     (0.01)(1)      2.89        2.88        --    (1.09)   (1.09)    17.13     20.51      39,533
9/30/96.........   17.13     (0.14)(1)      2.19        2.05        --    (1.91)   (1.91)    17.27     13.17      36,199
3/31/97(7)......   17.27     (0.05)(1)      0.59        0.54        --    (2.43)   (2.43)    15.38      3.55      32,092
12/31/92(5).....   2.53%          (0.75)%          192%     $   NA
1/01/93-
 9/30/93(5).....   2.46(4)        (0.14)(4)        171          NA
9/30/94.........   2.28           (0.05)           170          NA
9/30/95.........   2.22           (0.09)           251          NA
9/30/96.........   2.23           (0.83)           269      0.0600
3/31/97(7)......   2.19(4)        (0.61)(4)        125      0.0600

------------
 @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
(6) Net of the following expense reimbursements (based on average net assets):

                                         6/30/93 9/30/93 9/30/94 9/30/95 3/31/97
                                         ------- ------- ------- ------- -------
   Balanced Assets Class B..............  .05%    .04%     --      --      --
   Balanced Assets Class Z..............   --      --      --      --    43.04%
   Blue Chip Growth Class A.............   --      --     1.66%   .11%     --

(7) Unaudited

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

MID-CAP GROWTH FUND

                                            NET
                                        GAIN (LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD  INCOME      UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                 AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS    TURNOVER  PER SHARE@
---------------- -------------- -------------- --------- ----------
                                    CLASS A

11/30/92(4).....  $13.30    $(0.07)       $ 2.87      $ 2.80    $(0.02)  $(0.44)  $(0.46)   $15.64     21.42%     $30,024
12/01/92-
 9/30/93(4).....   15.64     (0.09)(2)      3.17        3.08        --    (0.69)   (0.69)    18.03     20.42       34,918
9/30/94.........   18.03      0.04 (2)     (1.64)      (1.60)       --    (2.65)   (2.65)    13.78     (9.60)      32,906
9/30/95.........   13.78     (0.08)(2)      4.14        4.06     (0.04)      --    (0.04)    17.80     29.51       37,714
9/30/96.........   17.80     (0.12)(2)      2.21        2.09        --    (2.11)   (2.11)    17.78     12.92       41,904
3/31/97(9)......   17.78     (0.08)(2)     (0.36)      (0.44)       --    (0.80)   (0.80)    16.54     (2.70)      39,052
11/30/92(4).....   1.76%        (0.46)%            98%    $    NA
12/01/92-
 9/30/93(4).....   1.81(3)       1.18(3)          231          NA
9/30/94.........   1.76          0.28             555          NA
9/30/95.........   1.66         (0.51)            392          NA
9/30/96.........   1.62         (0.69)            307      0.0603
3/31/97(9)......   1.64(3)      (0.89)(3)         161      0.0600
                                    CLASS B
10/04/93-
 9/30/94(5).....  $18.12    $ 0.03 (2)    $(1.80)     $(1.77)   $   --   $(2.65)  $(2.65)   $13.70    (10.56)%    $ 4,039
9/30/95.........   13.70     (0.18)(2)      4.08        3.90     (0.02)      --    (0.02)    17.58     28.55        9,544
9/30/96.........   17.58     (0.24)(2)      2.18        1.94        --    (2.11)   (2.11)    17.41     12.16       13,784
3/31/97(9)......   17.41     (0.14)(2)     (0.35)      (0.49)       --    (0.80)   (0.80)    16.12     (3.05)      11,837
10/04/93-
 9/30/94(5).....   2.43%(3)(6)   0.20%(3)(6)      555%    $    NA
9/30/95.........   2.31(7)      (0.17)(7)         392          NA
9/30/96.........   2.32         (1.43)            307      0.0603
3/31/97(9)......   2.34(3)      (1.60)(3)         161      0.0600

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND

                                            NET
                                        GAIN (LOSS)
                                        ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET       MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET            NET ASSETS
                  VALUE,    INVEST-      REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,                END OF
     PERIOD      BEGINNING   MENT           AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL      PERIOD
     ENDED       OF PERIOD INCOME(2)    UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(1)   (000'S)
---------------- --------- ---------    ----------- ---------- --------- -------  -------  --------- ---------  ----------
                                RATIO OF NET
                  RATIO OF       INVESTMENT
                  EXPENSES         INCOME                 AVERAGE
     PERIOD      TO AVERAGE      TO AVERAGE    PORTFOLIO COMMISSION
     ENDED       NET ASSETS      NET ASSETS    TURNOVER  PER SHARE@
---------------- -------------- -------------- --------- ----------
                                    CLASS A

11/30/92(4)(8)..  $13.88    $(0.12)       $ 3.39      $ 3.27    $   --   $(0.69)  $(0.69)   $16.46     24.31%     $32,056
12/01/92-
 9/30/93(4)(8)..   16.46     (0.02)         4.07        4.05        --    (0.73)   (0.73)    19.78     25.68       39,238
9/30/94.........   19.78     (0.10)        (1.40)      (1.50)       --    (1.46)   (1.46)    16.82     (7.74)      38,570
9/30/95.........   16.82     (0.04)         8.28        8.24        --    (0.41)   (0.41)    24.65     50.00       89,510
9/30/96.........   24.65     (0.16)         4.29        4.13        --    (4.53)   (4.53)    24.25     19.35      158,567
3/31/97(9)......   24.25     (0.12)        (2.86)      (2.98)       --    (0.86)   (0.86)    20.41    (12.76)     134,029
11/30/92(4)(8)..   1.90%        (0.88)%           209%    $    NA
12/01/92-
 9/30/93(4)(8)..   1.83(3)      (0.15)(3)         216          NA
9/30/94.........   1.67         (0.60)            411          NA
9/30/95.........   1.57         (0.22)            351          NA
9/30/96.........   1.53         (0.68)            240      0.0607
3/31/97(9)......   1.51(3)      (1.03)(3)         153      0.0600
                                    CLASS B
9/24/93-
 9/30/93(5).....  $19.66    $   --        $ 0.12      $ 0.12    $   --   $   --   $   --    $19.78      0.61%    $ 38,898
9/30/94.........   19.78     (0.20)        (1.42)      (1.62)       --    (1.46)   (1.46)    16.70     (8.40)      52,208
9/30/95.........   16.70     (0.16)         8.19        8.03        --    (0.41)   (0.41)    24.32     49.08       68,313
9/30/96.........   24.32     (0.29)         4.20        3.91        --    (4.53)   (4.53)    23.70     18.60      107,839
3/31/97(9)......   23.70     (0.20)        (2.78)      (2.98)       --    (0.86)   (0.86)    19.86    (13.06)      88,317
9/24/93-
 9/30/93(5).....   2.34%(3)     (1.70)%(3)        216%    $    NA
9/30/94.........   2.31         (1.23)            411          NA
9/30/95.........   2.22         (0.84)            351          NA
9/30/96.........   2.16         (1.30)            240      0.0607
3/31/97(9)......   2.15(3)      (1.67)(3)         153      0.0600
                                    CLASS Z
10/07/96-
 3/31/97(5)(9)..  $24.61    $(0.06)       $(3.23)     $(3.29)   $   --   $(0.86)  $(0.86)   $20.46     13.83%        $423
10/07/96-
 3/31/97(5)(9)..   1.10%(3)     (0.61)%(3)(10)    153%    $0.0600

------------
  @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
 (1) Total return is not annualized and does not reflect sales load
 (2) Calculated based upon average shares outstanding
 (3) Annualized
 (4) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Equity Funds fiscal year ends were changed to September 30
 (5) Commencement of sale of respective class of shares
 (6) Net of expense reimbursement equivalent to .48% of average net assets for the period ended 9/30/94
 (7) Net of expense reimbursement equivalent to .17% of average net assets for the year ended 9/30/95
 (8) Restated to reflect a 0.984460367 for 1.00 stock split effective September 24, 1993
 (9) Unaudited
(10) Net of expense reimbursement equivalent to 1.80% of average net assets for the period ended 3/31/97

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 FINANCIAL HIGHLIGHTS

GLOBAL BALANCED FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                               RATIO OF NET
                   RATIO OF     INVESTMENT
                   EXPENSES       INCOME                AVERAGE
     PERIOD       TO AVERAGE    TO AVERAGE   PORTFOLIO COMMISSION
     ENDED       NET ASSETS(5) NET ASSETS(5) TURNOVER  PER SHARE@
---------------- ------------- ------------- --------- ----------
                                    CLASS A
6/15/94-
 9/30/94(3).....   $6.94     $0.02     $(0.05)     $(0.03)   $   --   $   --   $   --     $6.91     (0.43)%  $13,100
9/30/95.........    6.91      0.10       0.36        0.46     (0.01)      --    (0.01)     7.36      6.72      9,615
9/30/96.........    7.36      0.06       0.71        0.77     (0.42)      --    (0.42)     7.71     11.00     10,035
3/31/97(6)......    7.71      0.02       0.19        0.21     (0.23)      --    (0.23)     7.69      2.79      8,738
6/15/94-
 9/30/94(3).....     2.15%(4)      0.93%(4)      18%    $    NA
9/30/95.........     2.15          1.36         169          NA
9/30/96.........     2.15          0.84         103      0.0074
3/31/97(6)......     2.14(4)       0.60(4)       30      0.0152
                                    CLASS B
6/16/94-
 9/30/94(3).....   $6.94     $0.01     $(0.05)     $(0.04)   $   --   $   --   $   --     $6.90     (0.58)%  $13,532
9/30/95.........    6.90      0.05       0.36        0.41     (0.01)      --    (0.01)     7.30      5.91     13,976
9/30/96.........    7.30      0.02       0.70        0.72     (0.38)      --    (0.38)     7.64     10.21     16,112
3/31/97(6)......    7.64        --       0.20        0.20     (0.19)      --    (0.19)     7.65      2.60     15,267
6/16/94-
 9/30/94(3).....     2.80%(4)      0.33%(4)      18%    $    NA
9/30/95.........     2.80          0.75         169          NA
9/30/96.........     2.80          0.21         103      0.0074
3/31/97(6)......     2.79(4)      (0.04)(4)      30      0.0152

--------------------------------------------------------------------------------

GROWTH AND INCOME FUND

                                         NET
                                     GAIN(LOSS)
                                     ON INVEST-    TOTAL    DIVIDENDS DISTRI-
                 NET ASSET    NET    MENTS (BOTH    FROM    FROM NET  BUTIONS           NET ASSET           NET ASSETS
                  VALUE,    INVEST-   REALIZED    INVEST-    INVEST-   FROM     TOTAL    VALUE,               END OF
     PERIOD      BEGINNING   MENT        AND        MENT      MENT    CAPITAL  DISTRI-   END OF     TOTAL     PERIOD
     ENDED       OF PERIOD INCOME(1) UNREALIZED) OPERATIONS  INCOME    GAINS   BUTIONS   PERIOD   RETURN(2)  (000'S)
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ----------
                               RATIO OF NET
                   RATIO OF     INVESTMENT
                   EXPENSES       INCOME                AVERAGE
     PERIOD       TO AVERAGE    TO AVERAGE   PORTFOLIO COMMISSION
     ENDED       NET ASSETS(5) NET ASSETS(5) TURNOVER  PER SHARE@
---------------- ------------- ------------- --------- ----------
                                    CLASS A
7/01/94-
 9/30/94(3).....   $7.33     $0.07     $ 0.10      $ 0.17    $(0.06)  $   --   $(0.06)    $7.44      2.34%   $ 3,098
9/30/95.........    7.44      0.32       1.08        1.40     (0.30)   (0.15)   (0.45)     8.39     19.53      3,532
9/30/96.........    8.39      0.14       2.50        2.64     (0.17)   (0.39)   (0.56)    10.47     32.59     21,099
3/31/97(6)......   10.47      0.04       0.85        0.89     (0.03)   (0.44)   (0.47)    10.89      8.64     36,391
7/01/94-
 9/30/94(3).....     1.50%(4)      3.48%(4)       8%    $    NA
9/30/95.........     0.46          4.16         230          NA
9/30/96.........     0.96          1.52         161      0.0600
3/31/97(6)......     1.29(4)       0.77(4)       94      0.0600
                                    CLASS B
7/06/94-
 9/30/94(3).....   $7.33     $0.05     $ 0.11      $ 0.16    $(0.05)  $   --   $(0.05)    $7.44      2.19%   $   229
9/30/95.........    7.44      0.35       1.03        1.38     (0.28)   (0.15)   (0.43)     8.39     19.19      2,538
9/30/96.........    8.39      0.08       2.50        2.58     (0.13)   (0.39)   (0.52)    10.45     31.75     13,903
3/31/97(6)......   10.45        --       0.85        0.85     (0.01)   (0.44)   (0.45)    10.85      8.34     30,661
7/06/94-
 9/30/94(3).....     2.15%(4)      2.86%(4)       8%    $    NA
9/30/95.........     0.30          4.48         230          NA
9/30/96.........     1.58          0.73         161      0.0600
3/31/97(6)......     1.94(4)       0.08(4)       94      0.0600

------------
 @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                                 9/30/94 9/30/95 9/30/96 3/31/97
                                                 ------- ------- ------- -------
   Global Balanced Class A......................   1.14%   .40%    .44%   0.32%
   Global Balanced Class B......................    .93    .45     .41    0.29
   Growth and Income Class A....................   4.48   2.96    1.01    0.32
   Growth and Income Class B....................  20.35   5.07    1.14    0.33

(6) Unaudited

See Notes to Financial Statements

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited)

                                                                    VALUE
                  SECURITY DESCRIPTION                   SHARES    (NOTE 2)
-----------------------------------------------------------------------------
COMMON STOCK--63.3%
AEROSPACE & MILITARY TECHNOLOGY--1.0%
 Boeing Co. ............................................  31,890 $  3,145,151
                                                                 ------------
APPAREL & TEXTILES--0.7%
 NIKE, Inc., Class B....................................  20,000    1,240,000
 Tommy Hilfiger Corp.+..................................  20,000    1,045,000
                                                                 ------------
                                                                    2,285,000
                                                                 ------------
AUTOMOTIVE--1.6%
 Chrysler Corp. ........................................  30,000      900,000
 Ford Motor Co. ........................................  40,000    1,255,000
 General Motors Corp. ..................................  25,000    1,384,375
 Goodyear Tire & Rubber Co. ............................  25,000    1,306,250
                                                                 ------------
                                                                    4,845,625
                                                                 ------------
BANKS--5.9%
 Bank Of Boston Corp. ..................................  20,000    1,340,000
 BankAmerica Corp. .....................................  15,000    1,511,250
 Chase Manhattan Corp. .................................  20,000    1,872,500
 Citicorp. .............................................  15,000    1,623,750
 Fleet Financial Group, Inc. ...........................  40,000    2,290,000
 Hibernia Corp. ........................................ 100,000    1,312,500
 NationsBank Corp. .....................................  40,000    2,215,000
 Summit Bancorp. ....................................... 130,000    5,687,500
                                                                 ------------
                                                                   17,852,500
                                                                 ------------
BUSINESS SERVICES--1.4%
 American Express Co. ..................................  70,000    4,191,250
                                                                 ------------
CHEMICALS--2.2%
 du Pont (E.I.) de Nemours & Co. .......................  30,000    3,180,000
 Monsanto Co. ..........................................  55,000    2,103,750
 Morton International, Inc. ............................  35,000    1,478,750
                                                                 ------------
                                                                    6,762,500
                                                                 ------------
COMMUNICATION EQUIPMENT--2.3%
 Ericsson (L.M.) Telephone Co., Class B ADR(1)..........  50,000    1,690,625
 Nokia Corp., Class A ADR(1)............................  30,000    1,747,500
 Octel Communications Corp.+............................  70,000    1,111,250
 Tellabs, Inc.+.........................................  70,000    2,528,750
                                                                 ------------
                                                                    7,078,125
                                                                 ------------
COMPUTERS & BUSINESS EQUIPMENT--1.5%
 Compaq Computer, Corp.+................................  25,000    1,915,625
 International Business Machines Corp. .................  20,000    2,747,500
                                                                 ------------
                                                                    4,663,125
                                                                 ------------

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
CONGLOMERATE--2.7%
 General Electric Co. .....................................  25,000 $  2,481,250
 Republic Industries, Inc.+................................  30,000    1,040,625
 Schlumberger Ltd. ........................................  15,000    1,608,750
 United Technologies Corp..................................  40,000    3,010,000
                                                                    ------------
                                                                       8,140,625
                                                                    ------------
DEPARTMENT STORES--1.8%
 Wal-Mart Stores, Inc. .................................... 100,000    2,787,500
 Woolworth Corp.+.......................................... 110,000    2,571,250
                                                                    ------------
                                                                       5,358,750
                                                                    ------------
ELECTRONICS--4.1%
 Diebold, Inc. ............................................  37,500    1,410,937
 Intel Corp. ..............................................  20,000    2,782,500
 Micron Technology, Inc. ..................................  30,000    1,214,175
 Motorola, Inc. ...........................................  30,000    1,825,125
 Rockwell International Corp. .............................  45,000    2,919,375
 Texas Instruments, Inc. ..................................  30,000    2,246,250
                                                                    ------------
                                                                      12,398,362
                                                                    ------------
ENERGY SERVICES--2.7%
 Exxon Corp. ..............................................  15,000    1,616,250
 Mobil Corp. ..............................................  30,000    3,918,750
 Royal Dutch Petroleum Co. ................................  15,000    2,625,000
                                                                    ------------
                                                                       8,160,000
                                                                    ------------
ENERGY SOURCES--1.7%
 Halliburton Co. ..........................................  30,000    2,032,500
 Texaco, Inc. .............................................  30,000    3,285,000
                                                                    ------------
                                                                       5,317,500
                                                                    ------------
FINANCIAL SERVICES--6.1%
 Alex Brown, Inc. .........................................  30,000    1,275,000
 Capital One Financial Corp. ..............................  80,000    2,980,000
 Dean Witter, Discover & Co. ..............................  70,000    2,441,250
 Morgan Stanley Group, Inc. ...............................  40,000    2,350,000
 Nationwide Financial Services, Inc. ......................  45,000    1,158,750
 Paine Webber Group, Inc. .................................  45,000    1,271,250
 ReliaStar Financial Corp. ................................  60,000    3,547,500
 Travelers Group, Inc. ....................................  45,000    2,154,375
 Wells Fargo & Co. ........................................   5,000    1,420,625
                                                                    ------------
                                                                      18,598,750
                                                                    ------------
FOOD, BEVERAGE & TOBACCO--2.2%
 McDonald's Corp. .........................................  67,000    3,165,750
 Philip Morris Cos., Inc. .................................  30,000    3,423,750
                                                                    ------------
                                                                       6,589,500
                                                                    ------------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREST PRODUCTS--0.5%
 Kimberly-Clark Corp. .....................................  15,000 $  1,490,625
                                                                    ------------
HEALTH SERVICES--2.1%
 Apria Healthcare Group, Inc.+.............................  60,000    1,087,500
 Columbia/HCA Healthcare Corp. ............................  70,000    2,353,750
 United Healthcare Corp. ..................................  60,000    2,857,500
                                                                    ------------
                                                                       6,298,750
                                                                    ------------
HOUSEHOLD PRODUCTS--1.8%
 Fort Howard Corp.+........................................  45,000    1,400,625
 Procter & Gamble Co. .....................................  20,000    2,300,000
 Warner-Lambert Co. .......................................  20,000    1,730,000
                                                                    ------------
                                                                       5,430,625
                                                                    ------------
INSURANCE--3.2%
 Aetna, Inc. ..............................................  31,738    2,725,501
 Allstate Corp. ...........................................  83,000    4,928,125
 Equitable Cos., Inc. .....................................  75,000    2,043,750
                                                                    ------------
                                                                       9,697,376
                                                                    ------------
LEISURE & TOURISM--1.7%
 Carnival Corp. Class A....................................  40,000    1,480,000
 Disney (Walt) Co. ........................................  25,000    1,825,000
 MGM Grand, Inc.+..........................................  54,400    1,972,000
                                                                    ------------
                                                                       5,277,000
                                                                    ------------
MEDICAL PRODUCTS--2.0%
 Amgen, Inc.+..............................................  25,000    1,396,875
 Biogen, Inc.+.............................................  25,000      934,375
 Cephalon, Inc.+...........................................  75,000    1,575,000
 Johnson & Johnson Co. ....................................  30,000    1,586,250
 United States Surgical Corp. .............................  20,000      610,000
                                                                    ------------
                                                                       6,102,500
                                                                    ------------
METALS & MINING--1.6%
 Aluminum Co. of America...................................  40,000    2,720,000
 Crown, Cork & Seal, Inc. .................................  33,000    1,703,625
 Martin Marietta Materials, Inc. ..........................  22,000      566,500
                                                                    ------------
                                                                       4,990,125
                                                                    ------------
PHARMACEUTICALS--5.1%
 Bristol-Myers Squibb Co. .................................  40,000    2,360,000
 Chiron Corp.+.............................................  60,000    1,117,500
 Lilly (Eli) & Co. ........................................  20,000    1,645,000
 Merck & Co., Inc. ........................................  25,000    2,106,250
 Neurex Corp.+............................................. 115,000    1,365,625

                                                       SHARES/
                                                   PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
PHARMACEUTICALS (CONTINUED)
 Novartis AG.....................................       35,000      $  2,169,548
 Pfizer, Inc. ...................................       10,000           841,250
 Schering-Plough Corp. ..........................       25,000         1,818,750
 Teva Pharmaceutical Industries Ltd. ADR(1)......       40,000         2,220,000
                                                                    ------------
                                                                      15,643,923
                                                                    ------------
POLLUTION CONTROL--1.4%
 Browning-Ferris Industries, Inc. ...............       50,000         1,443,750
 United States Filter Corp.+.....................       55,000         1,698,125
 USA Waste Services, Inc.+.......................       35,000         1,242,500
                                                                    ------------
                                                                       4,384,375
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--0.2%
 Liberty Property Trust..........................       20,000           490,000
                                                                    ------------
SOFTWARE--0.9%
 Microsoft Corp.+................................       30,000         2,750,625
                                                                    ------------
SPECIALTY RETAIL--2.3%
 CVS Corp. ......................................       50,000         2,306,250
 Harcourt General, Inc. .........................       35,000         1,627,500
 Home Depot, Inc. ...............................       60,000         3,210,000
                                                                    ------------
                                                                       7,143,750
                                                                    ------------
TELECOMMUNICATIONS--2.1%
 AT&T Corp. .....................................       70,000         2,432,500
 Lucent Technologies, Inc. ......................       78,102         4,119,881
                                                                    ------------
                                                                       6,552,381
                                                                    ------------
TRANSPORTATION--0.5%
 Continental Airlines, Inc.,
  Class B+.......................................       45,000         1,411,875
                                                                    ------------
TOTAL COMMON STOCK
 (COST $178,005,547).............................                    193,050,693
                                                                    ------------
BONDS & NOTES--8.9%
AEROSPACE & MILITARY TECHNOLOGY--1.3%
 Lockheed Martin Corp.
 7.25% due 5/15/06...............................      $ 4,000         3,939,160
                                                                    ------------
AUTOMOTIVE--3.2%
 Chrysler Corp.
 7.45% due 3/01/27...............................        5,000         4,735,500
 Ford Motor Credit Co.
 8.00% due 6/15/02...............................        5,000         5,163,700
                                                                    ------------
                                                                       9,899,200
                                                                    ------------

 SUNAMERICA BALANCED ASSETS FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)

                                                   PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)
--------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)
BANKS--0.7%
 Chase Manhattan Corp.
 Subordinated Note...............................
 7.88% due 8/01/04...............................      $ 2,000      $  1,991,060
                                                                    ------------
FINANCIAL SERVICES--3.7%
 Bear Stearns Cos., Inc.
 6.63% due 1/15/04...............................        5,000         4,791,100
 DLJ Mortgage Acceptance Corp.
 7.35% due 9/18/03...............................        4,628         4,606,170
 Donaldson Lufkin & Jenrette, Inc.
 6.88% due 11/01/05..............................        2,000         1,892,680
                                                                    ------------
                                                                      11,289,950
                                                                    ------------
TOTAL BONDS & NOTES
 (COST $27,360,600)..............................                     27,119,370
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.1%
 6.50% due 9/01/10
 (cost $3,375,491)...............................        3,453         3,335,005
                                                                    ------------
U.S. TREASURY NOTES--17.0%
 5.75% due 10/31/97..............................        5,000         4,996,850
 6.25% due 3/31/99...............................       15,000        14,948,400
 6.50% due 10/15/06..............................       10,000         9,689,100
 6.88% due 7/31/99-3/31/00.......................       10,000        10,071,850
 7.25% due 8/15/04...............................       12,000        12,253,125
                                                                    ------------
TOTAL U.S. TREASURY NOTES
 (COST $52,674,322)..............................                     51,959,325
                                                                    ------------

                                                 PRINCIPAL AMOUNT     VALUE
              SECURITY DESCRIPTION                (IN THOUSANDS)    (NOTE 2)
U.S. TREASURY BONDS--7.6%
 6.63% due 2/15/27..............................     $12,500      $  11,761,750
 11.25% due 2/15/15.............................       8,000         11,248,720
                                                                  -------------
TOTAL U.S. TREASURY BONDS
 (COST $24,063,830).............................                     23,010,470
                                                                  -------------
TOTAL INVESTMENT SECURITIES--97.9%
 (COST $285,479,790)............................                    298,474,863
                                                                  -------------
REPURCHASE AGREEMENT--3.9%
 Joint Repurchase Agreement Account (Note 2)
  (cost $11,942,000)............................      11,942         11,942,000
                                                                  -------------
TOTAL INVESTMENTS--
 (COST $297,421,790)............................       101.8%       310,416,863
Liabilities in excess of other assets...........        (1.8)        (5,599,932)
                                                     -------      -------------
NET ASSETS--                                           100.0%     $ 304,816,931
                                                      ======      =============

--------
 +Non-income producing security
(1)ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited)

                                                                     VALUE
                   SECURITY DESCRIPTION                    SHARES  (NOTE 2)
-----------------------------------------------------------------------------
COMMON STOCK--94.0%
AEROSPACE & MILITARY TECHNOLOGY--1.2%
 Boeing Co. .............................................. 10,630 $ 1,048,384
                                                                  -----------
APPAREL & TEXTILES--2.0%
 NIKE, Inc., Class B...................................... 10,000     620,000
 Stride Rite Corp. ....................................... 40,000     600,000
 Tommy Hilfiger Corp.+.................................... 10,000     522,500
                                                                  -----------
                                                                    1,742,500
                                                                  -----------
AUTOMOTIVE--2.2%
 Chrysler Corp. .......................................... 20,000     600,000
 Ford Motor Co. .......................................... 15,000     470,625
 General Motors Corp. .................................... 15,000     830,625
                                                                  -----------
                                                                    1,901,250
                                                                  -----------
BANKS--7.7%
 BankAmerica Corp. .......................................  5,000     503,750
 Chase Manhattan Corp. ...................................  5,000     468,125
 Citicorp. ............................................... 10,000   1,082,500
 Fleet Financial Group, Inc. ............................. 15,000     858,750
 Hibernia Corp. .......................................... 70,000     918,750
 NationsBank Corp. ....................................... 26,000   1,439,750
 Summit Bancorp. ......................................... 30,000   1,312,500
                                                                  -----------
                                                                    6,584,125
                                                                  -----------
BUSINESS SERVICES--2.1%
 American Express Co. .................................... 30,000   1,796,250
                                                                  -----------
CHEMICALS--2.6%
 du Pont (E.I.) de Nemours & Co. ......................... 10,000   1,060,000
 Monsanto Co. ............................................ 15,000     573,750
 Morton International, Inc. .............................. 15,000     633,750
                                                                  -----------
                                                                    2,267,500
                                                                  -----------
COMMUNICATION EQUIPMENT--4.0%
 Ericsson (L.M.) Telephone Co., Class B ADR(1)............ 20,000     676,250
 Nokia Corp., Class A ADR(1).............................. 20,000   1,165,000
 Octel Communications Corp.+.............................. 30,000     476,250
 Tellabs, Inc.+........................................... 30,000   1,083,750
                                                                  -----------
                                                                    3,401,250
                                                                  -----------
COMPUTERS & BUSINESS EQUIPMENT--4.2%
 Compaq Computer, Corp.+.................................. 15,000   1,149,375
 Hewlett-Packard Co. ..................................... 20,000   1,065,000
 International Business Machines Corp. ................... 10,000   1,373,750
                                                                  -----------
                                                                    3,588,125
                                                                  -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
CONGLOMERATE--4.1%
 General Electric Co. ....................................... 10,000 $   992,500
 Republic Industries, Inc.+.................................. 10,000     346,875
 Schlumberger Ltd. .......................................... 10,000   1,072,500
 United Technologies Corp. .................................. 15,000   1,128,750
                                                                     -----------
                                                                       3,540,625
                                                                     -----------
DEPARTMENT STORES--1.8%
 Wal-Mart Stores, Inc. ...................................... 30,000     836,250
 Woolworth Corp.+............................................ 30,000     701,250
                                                                     -----------
                                                                       1,537,500
                                                                     -----------
ELECTRONICS--6.1%
 Diebold, Inc. .............................................. 15,000     564,375
 Intel Corp. ................................................ 10,000   1,391,250
 Micron Technology, Inc. .................................... 15,000     607,088
 Motorola, Inc. ............................................. 15,000     912,562
 Rockwell International Corp. ............................... 10,000     648,750
 Texas Instruments, Inc. .................................... 15,000   1,123,125
                                                                     -----------
                                                                       5,247,150
                                                                     -----------
ENERGY SERVICES--3.2%
 Exxon Corp. ................................................  5,000     538,750
 Mobil Corp. ................................................ 10,000   1,306,250
 Royal Dutch Petroleum Co. ..................................  5,000     875,000
                                                                     -----------
                                                                       2,720,000
                                                                     -----------
ENERGY SOURCES--3.5%
 Halliburton Co. ............................................ 20,000   1,355,000
 Pogo Producing Co. ......................................... 15,000     540,000
 Texaco, Inc. ............................................... 10,000   1,095,000
                                                                     -----------
                                                                       2,990,000
                                                                     -----------
ENTERTAINMENT PRODUCTS--0.8%
 Mattel, Inc. ............................................... 30,000     720,000
                                                                     -----------
FINANCIAL SERVICES--7.9%
 Alex Brown, Inc. ........................................... 10,000     425,000
 Capital One Financial Corp. ................................ 30,000   1,117,500
 Dean Witter, Discover & Co. ................................ 25,000     871,875
 Morgan Stanley Group, Inc. ................................. 10,000     587,500
 Nationwide Financial Services, Inc. ........................ 30,000     772,500
 Paine Webber Group, Inc. ................................... 30,000     847,500
 ReliaStar Financial Corp. .................................. 20,000   1,182,500
 Travelers Group, Inc. ...................................... 20,000     957,500
                                                                     -----------
                                                                       6,761,875
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--2.4%
 McDonald's Corp. ........................................... 20,000     945,000
 Philip Morris Cos., Inc. ................................... 10,000   1,141,250
                                                                     -----------
                                                                       2,086,250
                                                                     -----------

 SUNAMERICA BLUE CHIP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)


                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREST PRODUCTS--1.2%
 Kimberly-Clark Corp. ....................................... 10,000 $   993,750
                                                                     -----------
HEALTH SERVICES--3.0%
 Apria Healthcare Group, Inc.+............................... 30,000     543,750
 Columbia/HCA Healthcare Corp. .............................. 22,000     739,750
 Health Management Associates+............................... 15,000     356,250
 United Healthcare Corp. .................................... 20,000     952,500
                                                                     -----------
                                                                       2,592,250
                                                                     -----------
HOUSEHOLD PRODUCTS--1.7%
 Procter & Gamble Co. .......................................  5,000     575,000
 Warner-Lambert Co. ......................................... 10,000     865,000
                                                                     -----------
                                                                       1,440,000
                                                                     -----------
INSURANCE--5.6%
 Aetna, Inc. ................................................ 18,369   1,577,438
 Allstate Corp. ............................................. 25,000   1,484,375
 Equitable Cos., Inc. ....................................... 30,000     817,500
 TIG Holdings, Inc.+......................................... 30,000     952,500
                                                                     -----------
                                                                       4,831,813
                                                                     -----------
LEISURE & TOURISM--2.3%
 Carnival Corp., Class A..................................... 20,000     740,000
 Family Golf Ctrs Inc. ...................................... 28,000     547,750
 MGM Grand, Inc.+............................................ 20,000     725,000
                                                                     -----------
                                                                       2,012,750
                                                                     -----------
MEDICAL PRODUCTS--3.0%
 Amgen, Inc.+................................................ 13,000     726,375
 Biogen, Inc.+............................................... 15,000     560,625
 Cephalon, Inc.+............................................. 20,000     420,000
 Johnson & Johnson Co. ...................................... 10,000     528,750
 United States Surgical Corp. ............................... 10,000     305,000
                                                                     -----------
                                                                       2,540,750
                                                                     -----------
METALS & MINING--2.5%
 Aluminum Co. of America..................................... 15,000   1,020,000
 Crown, Cork & Seal, Inc. ................................... 14,000     722,750
 Martin Marietta Materials, Inc. ............................ 14,000     360,500
                                                                     -----------
                                                                       2,103,250
                                                                     -----------
PHARMACEUTICALS--9.1%
 Bristol-Myers Squibb Co. ................................... 20,000   1,180,000
 Chiron Corp.+............................................... 30,000     558,750
 IDEC Pharmaceuticals Corp.+................................. 35,000     833,437
 Lilly (Eli) & Co. .......................................... 10,000     822,500
 Merck & Co., Inc. .......................................... 10,000     842,500
 Neurex Corp.+............................................... 80,000     950,000
 Novartis AG................................................. 10,000     619,871

                                                       SHARES/
                                                   PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
PHARMACEUTICALS (CONTINUED)
 Pfizer, Inc. ....................................       5,000      $   420,625
 Schering-Plough Corp. ...........................      10,000          727,500
 Teva Pharmaceutical Industries
  Ltd. ADR(1).....................................      15,000          832,500
                                                                    -----------
                                                                      7,787,683
                                                                    -----------
POLLUTION CONTROL--1.5%
 United States Filter Corp. ......................      20,000          617,500
 USA Waste Services, Inc.+........................      20,000          710,000
                                                                    -----------
                                                                      1,327,500
                                                                    -----------
SOFTWARE--1.1%
 Microsoft Corp.+.................................      10,000          916,875
                                                                    -----------
SPECIALTY RETAIL--3.8%
 CVS Corp. .......................................      20,000          922,500
 Harcourt General, Inc. ..........................      15,000          697,500
 Home Depot, Inc. ................................      30,000        1,605,000
                                                                    -----------
                                                                      3,225,000
                                                                    -----------
TELECOMMUNICATIONS--2.9%
 AT&T Corp. ......................................      25,000          868,750
 Lucent Technologies, Inc. .......................      30,000        1,582,500
                                                                    -----------
                                                                      2,451,250
                                                                    -----------
TRANSPORTATION--0.5%
 Continental Airlines, Inc., Class B+.............      15,000          470,625
                                                                    -----------
TOTAL COMMON STOCK
 (COST $77,558,861)...............................                   80,626,280
                                                                    -----------
TOTAL INVESTMENT SECURITIES--94.0%
 (COST $77,558,861)...............................                   80,626,280
                                                                    -----------
REPURCHASE AGREEMENT--8.7%
 Joint Repurchase Agreement Account (Note 2)
  (cost $7,498,000)...............................     $ 7,498        7,498,000
                                                                    -----------
TOTAL INVESTMENTS--
 (cost $85,056,861)...............................       102.7%      88,124,280
Liabilities in excess of other assets.............        (2.7)      (2,302,096)
                                                       -------      -----------
NET ASSETS--                                             100.0%     $85,822,184
                                                       =======      ===========

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited)

                                                                      VALUE
                   SECURITY DESCRIPTION                     SHARES  (NOTE 2)
------------------------------------------------------------------------------
COMMON STOCK--93.1%
AEROSPACE & MILITARY TECHNOLOGY--3.6%
 BE Aerospace, Inc.+....................................... 20,000 $   490,000
 Boeing Co. ...............................................  5,252     517,978
 REMEC, Inc.+.............................................. 37,500     806,250
                                                                   -----------
                                                                     1,814,228
                                                                   -----------
APPAREL & TEXTILES--5.3%
 Authentic Fitness Corp. .................................. 30,000     442,500
 Gucci Group NV ADR(1).....................................  9,000     649,125
 Jones Apparel Group, Inc.+................................ 10,000     371,250
 Pacific Sunwear of California+............................ 13,500     442,125
 Stride Rite Corp. ........................................ 20,000     300,000
 TJX Cos., Inc. ........................................... 11,600     495,900
                                                                   -----------
                                                                     2,700,900
                                                                   -----------
AUTOMOTIVE--1.6%
 Brunswick Corp. .......................................... 30,000     806,250
                                                                   -----------
BANKS--4.4%
 First Commerce Corp. ..................................... 10,000     405,000
 FirstFed Financial Corp. Delaware......................... 20,000     470,000
 Hibernia Corp. ........................................... 30,000     393,750
 PNC Bank Corp. ........................................... 15,000     600,000
 Summit Bancorp. ..........................................  8,000     350,000
                                                                   -----------
                                                                     2,218,750
                                                                   -----------
BROADCASTING & MEDIA--1.8%
 Mecklermedia Corp.+....................................... 10,900     261,600
 New York Times Co., Class A............................... 15,000     661,875
                                                                   -----------
                                                                       923,475
                                                                   -----------
BUSINESS SERVICES--3.2%
 American Express Co. ..................................... 10,000     598,750
 Applied Graphics Technologies+............................ 15,100     534,163
 Federal Express Corp.+.................................... 10,000     521,250
                                                                   -----------
                                                                     1,654,163
                                                                   -----------
CHEMICALS--4.3%
 Air Products & Chemicals, Inc. ...........................  5,000     339,375
 Betz Laboratories, Inc. .................................. 10,000     631,250
 Monsanto Co. ............................................. 10,000     382,500
 Nalco Chemical Co. ....................................... 10,000     373,750
 Praxair, Inc. ............................................ 10,000     448,750
                                                                   -----------
                                                                     2,175,625
                                                                   -----------
COMMUNICATION EQUIPMENT--0.6%
 Tellabs, Inc.+............................................  8,000     289,000
                                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT--0.2%
 Micron Electronics, Inc.+.................................  5,000      95,625
                                                                   -----------

                                                                        VALUE
                    SECURITY DESCRIPTION                      SHARES  (NOTE 2)
CONGLOMERATE--1.9%
 Tyco International Ltd. .................................... 18,000 $   990,000
                                                                     -----------
DEPARTMENT STORES--0.9%
 Penney (J.C.) Co, Inc. ..................................... 10,000     476,250
                                                                     -----------
ELECTRONICS--3.6%
 Exabyte Corp.+.............................................. 20,000     242,500
 Jabil Circuit, Inc.+........................................ 10,000     450,625
 National Semiconductor Corp.+............................... 15,000     412,500
 Rockwell International Corp. ...............................  8,000     519,000
 Veeco Instruments, Inc.+....................................  7,000     205,625
                                                                     -----------
                                                                       1,830,250
                                                                     -----------
ENERGY SERVICES--1.1%
 Global Marine, Inc.+........................................ 15,000     322,500
 Rowan Cos., Inc.+........................................... 10,000     226,250
                                                                     -----------
                                                                         548,750
                                                                     -----------
FINANCIAL SERVICES--5.5%
 Associates First Capital Corp. ............................. 10,000     430,000
 Bay View Capital Corp. ..................................... 10,000     510,000
 Commercial Federal Corp. ................................... 20,000     675,000
 Merrill Lynch & Co., Inc. ..................................  3,000     257,625
 Nationwide Financial Services, Inc. ........................ 10,000     257,500
 Raymond James Financial, Inc. .............................. 10,000     316,250
 Salomon, Inc. ..............................................  7,000     349,125
                                                                     -----------
                                                                       2,795,500
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--3.4%
 Coca Cola Enterprises, Inc. ................................ 20,000   1,147,500
 Flowers Industries, Inc. ................................... 25,000     571,875
                                                                     -----------
                                                                       1,719,375
                                                                     -----------
FOREST PRODUCTS--1.2%
 Sealed Air Corp.+...........................................  8,500     349,563
 Silgan Holdings, Inc.+...................................... 10,000     250,000
                                                                     -----------
                                                                         599,563
                                                                     -----------
HEALTH SERVICES--0.7%
 HEALTHSOUTH Corp.+.......................................... 20,000     382,500
                                                                     -----------
HOUSEHOLD PRODUCTS--4.8%
 Amway Asia Pacific Ltd. .................................... 20,000     752,500
 Corning, Inc. .............................................. 10,000     443,750
 Fort Howard Corp.+.......................................... 15,300     476,212
 Scotts Co.+................................................. 15,000     345,000
 Warner-Lambert Co. .........................................  5,000     432,500
                                                                     -----------
                                                                       2,449,962
                                                                     -----------

 SUNAMERICA MID-CAP GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)

                                                                        VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE--8.0%
 Aetna, Inc. ...............................................  12,000 $ 1,030,500
 Allmerica Financial Corp. .................................  10,000     351,250
 Allstate Corp. ............................................  10,000     593,750
 Chubb Corp. ...............................................  10,000     538,750
 Conseco, Inc. .............................................  10,000     356,250
 Protective Life Corp. .....................................   5,000     210,000
 Provident Co., Inc. .......................................   5,000     273,750
 UNUM Corp. ................................................  10,000     730,000
                                                                     -----------
                                                                       4,084,250
                                                                     -----------
LEISURE & TOURISM--0.7%
 Disney (Walt) Co. .........................................   5,000     365,000
                                                                     -----------
MACHINERY--2.7%
 Flanders Corp.+(2)(3)...................................... 100,000     843,750
 Precision Castparts Corp. .................................  10,000     510,000
                                                                     -----------
                                                                       1,353,750
                                                                     -----------
METALS & MINING--2.2%
 Crown, Cork & Seal, Inc. ..................................   9,000     464,625
 EASCO, Inc. ...............................................  80,000     640,000
                                                                     -----------
                                                                       1,104,625
                                                                     -----------
PHARMACEUTICALS--6.2%
 Bristol-Myers Squibb Co. ..................................   6,000     354,000
 Glaxo Wellcome PLC ADR(1)..................................  10,000     353,750
 Lilly (Eli) & Co. .........................................   5,000     411,250
 Merck & Co., Inc. .........................................   7,000     589,750
 Teva Pharmaceutical Industries Ltd. ADR(1).................  26,500   1,470,750
                                                                     -----------
                                                                       3,179,500
                                                                     -----------
POLLUTION CONTROL--3.9%
 Philip Environmental, Inc.+................................  30,000     453,750
 United Waste Systems, Inc.+................................  30,000   1,117,500
 USA Waste Services, Inc.+..................................  12,000     426,000
                                                                     -----------
                                                                       1,997,250
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--6.0%
 Bay Apartment Communities, Inc. ...........................  15,000     538,125
 Crescent Real Estate Equities..............................  20,000     535,000
 Innkeepers USA Trust.......................................  45,000     658,125
 Starwood Lodging Trust.....................................  22,500     877,500
 Weingarten Realty Investors................................  10,000     423,750
                                                                     -----------
                                                                       3,032,500
                                                                     -----------
RESTAURANTS--0.6%
 Starbucks Corp.+...........................................  10,000     296,250
                                                                     -----------
SOFTWARE--2.9%
 Adobe Systems, Inc. .......................................  10,000     401,250
 Baan Co. NV+...............................................  10,000     446,250

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES   (NOTE 2)
SOFTWARE (CONTINUED)
 BMC Software, Inc.+....................................... 10,000  $   461,250
 Novell, Inc.+............................................. 20,000      190,000
                                                                    -----------
                                                                      1,498,750
                                                                    -----------
SPECIALTY RETAIL--7.2%
 CVS Corp. ................................................ 18,000      830,250
 Footstar, Inc.+........................................... 18,000      533,250
 MacFrugals Bargains Close-Outs, Inc.+..................... 25,000      662,500
 Michaels Stores, Inc.+.................................... 25,000      459,375
 Samsonite Corp.+.......................................... 27,000    1,167,750
                                                                    -----------
                                                                      3,653,125
                                                                    -----------
TELECOMMUNICATIONS--1.3%
 Lucent Technologies, Inc. ................................  7,000      369,250
 Teleport Communications Group,
  Class A+................................................. 14,000      322,000
                                                                    -----------
                                                                        691,250
                                                                    -----------
TRANSPORTATION--1.6%
 Caliber System, Inc. ..................................... 10,000      265,000
 Consolidated Freightways, Inc. ........................... 20,000      542,500
                                                                    -----------
                                                                        807,500
                                                                    -----------
UTILITIES--1.7%
 El Paso Natural Gas Co. .................................. 15,000      849,375
                                                                    -----------
TOTAL COMMON STOCK
 (COST $42,815,524)........................................          47,383,291
                                                                    -----------
WARRANTS--0.7%
ELECTRONICS--0.7%
 Intel Corp.
  (cost $255,938)..........................................  3,500      346,938
                                                                    -----------
TOTAL INVESTMENT SECURITIES--93.8%
 (cost $43,071,462)........................................          47,730,229
                                                                    -----------
TOTAL INVESTMENTS--
 (COST $43,071,462)........................................   93.8%  47,730,229
Other assets less liabilities..............................    6.2    3,158,301
                                                            ------  -----------
NET ASSETS--                                                 100.0% $50,888,530
                                                            ======  ===========

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipts")
(2) Fair valued security, see Note 2
(3) At March 31, 1997 the Fund held a restricted security amounting to 1.7% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in the connection with the disposition of the securities.

                     DATE OF   UNIT  VALUATION AS OF
    DESCRIPTION    ACQUISITION COST  MARCH 31, 1997
   --------------  ----------- ----- ---------------
   Flanders Corp.    5/09/96   $5.00      $8.44

See Notes to Financial Statements

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited)

                                                                    VALUE
                  SECURITY DESCRIPTION                   SHARES    (NOTE 2)
-----------------------------------------------------------------------------
COMMON STOCK--91.0%
AEROSPACE & MILITARY TECHNOLOGY--2.1%
 BE Aerospace, Inc.+....................................  55,000 $  1,347,500
 REMEC, Inc.+........................................... 158,500    3,407,750
                                                                 ------------
                                                                    4,755,250
                                                                 ------------
APPAREL & TEXTILES--5.3%
 Authentic Fitness Corp. ...............................  60,000      885,000
 Gucci Group NV ADR(1)..................................  15,000    1,081,875
 Jones Apparel Group, Inc.+.............................  20,000      742,500
 North Face, Inc.+......................................  46,500      773,063
 Pacific Sunwear of California+.........................  41,250    1,350,937
 Quiksilver, Inc.+......................................  50,000    1,187,500
 Stage Stores, Inc.+....................................  21,200      466,400
 Stride Rite Corp. ..................................... 135,000    2,025,000
 TJX Cos., Inc. ........................................  38,400    1,641,600
 Warnaco Group, Inc. Class A............................  55,000    1,636,250
                                                                 ------------
                                                                   11,790,125
                                                                 ------------
BANKS--7.8%
 First American Corp. (Tennessee).......................  72,500    4,612,812
 First Commerce Corp. ..................................  42,000    1,701,000
 First Tennessee National Corp. ........................  30,000    1,267,500
 FirstFed Financial Corp. Delaware......................  30,000      705,000
 Hamilton Bancorp, Inc. ................................  65,000    1,121,250
 Hibernia Corp., Class A................................  55,000      721,875
 Long Island Bancorp, Inc. .............................  55,000    1,818,438
 PNC Bank Corp. ........................................  39,500    1,580,000
 Summit Bancorp. .......................................  46,500    2,034,375
 U.S. Bancorp ..........................................  35,000    1,872,500
                                                                 ------------
                                                                   17,434,750
                                                                 ------------
BROADCASTING & MEDIA--2.1%
 Mecklermedia Corp.+.................................... 148,600    3,566,400
 Yahoo, Inc.+...........................................  35,000      984,375
                                                                 ------------
                                                                    4,550,775
                                                                 ------------
BUSINESS SERVICES--6.1%
 Administaff, Inc.+.....................................  87,500    1,454,688
 America Online, Inc.+..................................  20,000      847,500
 Applied Graphics Technologies+.........................  45,500    1,609,562
 Datamark Holdings, Inc.+............................... 290,323    2,177,422
 NCO Group, Inc.+.......................................  78,200    1,710,625
 ProSoft Development, Inc.+............................. 260,000    3,900,000
 ProSoft Development, Inc.+(2)(3)....................... 100,000    1,050,000
 Vincam Group, Inc.+....................................  30,000      821,250
                                                                 ------------
                                                                   13,571,047
                                                                 ------------
CHEMICALS--2.2%
 Betz Laboratories, Inc. ...............................  28,100    1,773,813
 Fuller (H. B.) Co. ....................................  25,000    1,218,750
 Nalco Chemical Co. ....................................  52,000    1,943,500
                                                                 ------------
                                                                    4,936,063
                                                                 ------------

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
COMMUNICATION EQUIPMENT--3.1%
 ANADIGICS, Inc.+..........................................  77,500 $  2,092,500
 Digital Microwave Corp.+..................................  18,700      359,975
 DSP Communications, Inc.+.................................  67,500      649,688
 QUALCOMM, Inc.+...........................................  30,000    1,691,250
 Tele-Communications Liberty Media Group, Series A+........  50,000      996,875
 Tellabs, Inc.+............................................  33,500    1,210,187
                                                                    ------------
                                                                       7,000,475
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT--3.3%
 Accent Color Sciences, Inc.+..............................  20,000      102,500
 CHS Electronics, Inc.+....................................  65,000    1,324,375
 Data General Corp.+.......................................  30,000      510,000
 Hutchinson Technology, Inc.+..............................  34,000      969,000
 Linear Technology Corp....................................  55,000    2,433,750
 Micron Electronics, Inc.+.................................  35,000      669,375
 Micron Technology, Inc....................................  20,000      810,000
 Splash Technology Holdings, Inc.+.........................  20,000      500,000
                                                                    ------------
                                                                       7,319,000
                                                                    ------------
CONSTRUCTION & HOUSING--0.6%
 Chicago Bridge And Iron Co. NV ...........................  70,000    1,242,500
                                                                    ------------
DEPARTMENT STORES--0.9%
 Penney (J.C.) Co, Inc. ...................................  40,000    1,905,000
                                                                    ------------
ELECTRONICS--5.5%
 Advanced Micro Devices, Inc.+.............................  50,000    2,075,000
 California Micro Devices Corp.+........................... 207,500    1,530,312
 Diebold, Inc..............................................  18,750      705,469
 Exabyte Corp.+............................................  55,000      666,875
 Jabil Circuit, Inc.+......................................  20,000      901,250
 LSI Logic Corp.+..........................................  30,000    1,042,500
 Micrel, Inc.+.............................................  10,000      290,000
 Motorola, Inc. ...........................................  10,500      633,938
 Perkin-Elmer Corp. .......................................  20,000    1,287,500
 Photronics, Inc.+.........................................   5,000      146,875
 Supertex, Inc.+...........................................  40,000      470,000
 Veeco Instruments, Inc.+..................................  46,000    1,351,250
 Vitesse Semiconductor Corp.+..............................  45,000    1,243,125
                                                                    ------------
                                                                      12,344,094
                                                                    ------------
ENERGY SERVICES--5.7%
 Diamond Offshore Drilling, Inc.+..........................  17,600    1,205,600
 ENSCO International, Inc.+................................  42,500    2,093,125
 Falcon Drilling Co., Inc.+................................  60,000    2,220,000
 Marine Drilling Co., Inc.+................................  35,000      621,250
 Noble Drilling Corp.+..................................... 137,500    2,371,875
 Petroleum Geo-Services ASA ADR(1)+........................  65,000    2,795,000
 Reading & Bates Corp.+....................................  65,000    1,470,625
                                                                    ------------
                                                                      12,777,475
                                                                    ------------

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ENERGY SOURCES--1.2%
 Edge Petroleum Corp. Delaware+............................  74,000 $  1,184,000
 Pride Petroleum Services, Inc.+...........................  70,000    1,452,500
                                                                    ------------
                                                                       2,636,500
                                                                    ------------
FINANCIAL SERVICES--5.9%
 Alex Brown, Inc. .........................................  30,000    1,275,000
 Ameritrade Holding Corp., Class A+........................  13,400      209,375
 Bay View Capital Corp.....................................  50,000    2,550,000
 Capital One Financial Corp. ..............................  12,100      450,725
 Commercial Federal Corp. .................................  30,000    1,012,500
 E*TRADE Group, Inc.+......................................  50,000      900,000
 Edwards (A.G.), Inc. .....................................  30,000      922,500
 Legg Mason, Inc. .........................................  23,200      980,200
 Metris Cos, Inc.+.........................................  36,500      912,500
 Nationwide Financial Services, Inc. Class A...............  85,300    2,196,475
 Raymond James Financial, Inc. ............................  55,000    1,739,375
                                                                    ------------
                                                                      13,148,650
                                                                    ------------
FOOD, BEVERAGE & TOBACCO--0.8%
 Flowers Industries, Inc. .................................  80,000    1,830,000
                                                                    ------------
FOREST PRODUCTS--0.7%
 Sealed Air Corp.+.........................................  17,000      699,125
 Silgan Holdings, Inc.+....................................  35,000      875,000
                                                                    ------------
                                                                       1,574,125
                                                                    ------------
HEALTH SERVICES--1.1%
 HEALTHSOUTH Corp.+........................................  25,000      478,125
 NovaCare, Inc.+........................................... 160,000    1,940,000
                                                                    ------------
                                                                       2,418,125
                                                                    ------------
HOUSEHOLD PRODUCTS--1.7%
 Fort Howard Corp.+........................................  16,700      519,788
 Scotts Co.+...............................................  85,600    1,968,800
 Warner-Lambert Co. .......................................  15,000    1,297,500
                                                                    ------------
                                                                       3,786,088
                                                                    ------------
INSURANCE--3.4%
 Conseco, Inc. ............................................  10,000      356,250
 Equitable of Iowa Cos. ...................................  60,000    3,000,000
 Maxicare Health Plans, Inc.+..............................  40,000    1,005,000
 Penn Treaty American Corp.+...............................  70,000    1,820,000
 Penn-America Group, Inc. .................................  10,000      125,000
 ReliaStar Financial Corp. ................................  20,000    1,182,500
                                                                    ------------
                                                                       7,488,750
                                                                    ------------
LEISURE & TOURISM--1.2%
 CapStar Hotel Co.+........................................  85,000    2,380,000
 Interstate Hotels Co.+....................................  10,000      282,500
                                                                    ------------
                                                                       2,662,500
                                                                    ------------

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)
MACHINERY--3.1%
 Flanders Corp.+........................................... 151,700 $  1,441,150
 Flanders Corp.+(2)(3)..................................... 400,000    3,375,000
 Precision Castparts Corp. ................................  40,000    2,040,000
                                                                    ------------
                                                                       6,856,150
                                                                    ------------
MANUFACTURING--0.2%
 Zitel Corp.+..............................................  15,000      451,875
                                                                    ------------
MEDICAL PRODUCTS--3.4%
 Biora AB ADR(1)+..........................................  51,000    1,020,000
 Coherent, Inc.+...........................................  50,000    2,390,625
 Cytyc Corp.+..............................................  25,000      468,750
 Guidant Corp. ............................................  10,000      615,000
 Myriad Genetics, Inc.+....................................  45,000    1,552,500
 Neurex Corp.+.............................................  20,000      237,500
 Ventana Medical Systems, Inc.+............................  90,000    1,260,000
                                                                    ------------
                                                                       7,544,375
                                                                    ------------
PHARMACEUTICALS--6.1%
 Allergan Ligand Retinoid Theraputics, Inc.+(4)............  75,000    2,118,750
 Bristol-Myers Squibb Co. .................................  20,000    1,180,000
 Guilford Pharmaceuticals, Inc.+...........................  82,500    1,711,875
 IDEC Pharmaceuticals Corp.+...............................  95,000    2,262,187
 Kos Pharmaceuticals, Inc.+................................  25,000      500,000
 Ligand Pharmaceuticals, Inc.,
  Class B+.................................................  65,000      731,250
 Millenium Pharmaceuticals, Inc.+..........................   4,000       54,500
 PAREXAL International Corp.+..............................  15,000      345,000
 PathoGenesis Corp.+.......................................  25,000      625,000
 Teva Pharmaceutical Industries Ltd. ADR(1)................  72,500    4,023,750
                                                                    ------------
                                                                      13,552,312
                                                                    ------------
POLLUTION CONTROL--2.6%
 Culligan Water Technologies, Inc.+........................  30,000    1,173,750
 Philip Environmental, Inc.+............................... 110,000    1,663,750
 United Waste Systems, Inc.+...............................  35,000    1,303,750
 USA Waste Services, Inc.+.................................  49,000    1,739,500
                                                                    ------------
                                                                       5,880,750
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--2.7%
 Bay Apartment Communities, Inc. ..........................  15,000      538,125
 FelCor Suite Hotels, Inc. ................................  30,000    1,102,500
 Golf Trust of America, Inc.+..............................  33,000      804,375
 Innkeepers USA Trust...................................... 105,000    1,535,625
 Starwood Lodging Trust+...................................  52,500    2,047,500
                                                                    ------------
                                                                       6,028,125
                                                                    ------------
SOFTWARE--2.6%
 3DLabs, Inc Ltd +.........................................  67,500    1,586,250
 Arbor Software Corp.+.....................................  10,000      250,000

 SUNAMERICA SMALL COMPANY GROWTH FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)


                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOFTWARE (CONTINUED)
 Dassault Systems S A ADR(1)+............................... 30,000 $  1,738,125
 Innovus Corp.+............................................. 55,200      186,300
 Innovus Corp.+(2)(3)....................................... 54,000      143,100
 IONA Technologies PLC ADR(1)+.............................. 26,000      468,000
 Rational Software Corp.+................................... 70,000    1,443,750
                                                                    ------------
                                                                       5,815,525
                                                                    ------------
SPECIALTY RETAIL--5.4%
 Coldwater Creek, Inc.+..................................... 92,500    1,283,437
 Footstar, Inc.+............................................ 83,000    2,458,875
 Guitar Center, Inc.+....................................... 49,500      792,000
 Intimate Brands, Inc. ..................................... 50,000      943,750
 MacFrugals Bargains Closeouts, Inc.+....................... 20,000      530,000
 Payless Shoesource, Inc.+.................................. 30,000    1,256,250
 RDO Equipment Co., Class A+................................ 90,000    1,575,000
 Samsonite Corp.+........................................... 75,000    3,243,750
                                                                    ------------
                                                                      12,083,062
                                                                    ------------
TELECOMMUNICATIONS--1.9%
 Advanced Fibre Communications+............................. 35,000    1,128,750
 COLT Telecom Group PLC ADR(1)+............................. 10,000      188,750
 Lucent Technologies, Inc. ................................. 10,000      527,500
 MDSI Mobile Data Solutions, Inc.+.......................... 60,000    1,020,000
 Pacific Gateway Exchange, Inc.+............................ 45,600    1,140,000
 Teleport Communications Group,
  Class A+..................................................  5,000      115,000
                                                                    ------------
                                                                       4,120,000
                                                                    ------------
TRANSPORTATION--2.3%
 Caliber System, Inc. ...................................... 60,000    1,590,000
 Consolidated Freightways Corp.+............................ 50,000      593,750
 Consolidated Freightways, Inc. ............................ 20,000      542,500
 Trico Marine Services, Inc.+............................... 51,000    2,422,500
                                                                    ------------
                                                                       5,148,750
                                                                    ------------
TOTAL COMMON STOCK
 (COST $184,984,763)........................................         202,652,216
                                                                    ------------
WARRANTS--1.2%
ELECTRONICS--1.2%
 Intel Corp. ............................................... 26,000    2,577,250
                                                                    ------------


                              SHARES/
                          PRINCIPAL AMOUNT    VALUE
  SECURITY DESCRIPTION     (IN THOUSANDS)    (NOTE 2)
TELECOMMUNICATIONS--0.0%
 Nexus Telecommunication
  Systems Ltd., Class D+.     100,000      $     50,000
                                           ------------
TOTAL WARRANTS
 (COST $2,359,026).......                     2,627,250
                                           ------------
TOTAL INVESTMENT
 SECURITIES--92.2%
 (cost $187,343,789).....                   205,279,466
                                           ------------
REPURCHASE AGREEMENT--10.6%
 Joint Repurchase
  Agreement Account (Note
  2)
  (cost $23,656,000).....     $23,656        23,656,000
                                           ------------
TOTAL INVESTMENTS--
 (COST $210,999,789).....       102.8%      228,935,466
Liabilities in excess of
 other assets............        (2.8)       (6,166,159)
                              -------      ------------
NET ASSETS--                    100.0%     $222,769,307
                              =======      ============

-------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")
(2) At March 31, 1997 the Fund held restricted securities amounting to 2.1% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in the connection with the disposition of the securities.

                                                                       VALUATION
                                    DATE OF            UNIT              AS OF
   DESCRIPTION                    ACQUISITION          COST          MARCH 31, 1997
   -----------                    -----------         ------         --------------
   ProSoft Development, Inc.        7/02/96           $10.00             $10.50
   Flanders Corp.                   5/09/96             5.00               8.44
   Innovus Corp.                    3/21/95             3.50               2.65

(3) Fair valued security, see Note 2
(4) Consists of stocks and warrants traded together as a unit

See Notes to Financial Statements

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited)

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)

-------------------------------------------------------------------------------
COMMON STOCK--66.6%
DOMESTIC EQUITY--17.1%
AEROSPACE & MILITARY TECHNOLOGY--0.4%
 Boeing Co. ................................................ 1,000  $    98,625
                                                                    -----------
AUTOMOTIVE--1.3%
 Ford Motor Co. ............................................ 2,500       78,437
 General Motors Corp. ...................................... 4,000      221,500
                                                                    -----------
                                                                        299,937
                                                                    -----------
BANKS--1.1%
 Chase Manhattan Corp. ..................................... 1,000       93,625
 Citicorp. ................................................. 1,000      108,250
 Hibernia Corp., Class A.................................... 5,000       65,625
                                                                    -----------
                                                                        267,500
                                                                    -----------
CHEMICALS--0.7%
 du Pont (E.I.) de Nemours & Co. ........................... 1,000      106,000
 Waters Corp.+.............................................. 2,500       66,875
                                                                    -----------
                                                                        172,875
                                                                    -----------
COMMUNICATION EQUIPMENT--0.6%
 Tellabs, Inc.+............................................. 4,000      144,500
                                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT--0.3%
 American Pad & Paper Co.+.................................. 5,000       75,000
                                                                    -----------
CONGLOMERATE--0.9%
 AlliedSignal, Inc. ........................................ 2,000      142,500
 General Electric Co. ......................................   800       79,400
                                                                    -----------
                                                                        221,900
                                                                    -----------
CONSTRUCTION MATERIALS--0.3%
 Dal-Tile International, Inc.+.............................. 5,000       78,125
                                                                    -----------
FINANCIAL SERVICES--1.8%
 Associates First Capital Corp. Class A..................... 2,000       86,000
 Morgan Stanley Group, Inc. ................................ 2,000      117,500
 Nationwide Financial Services, Inc.
  Class A................................................... 5,000      128,750
 Travelers Group, Inc. ..................................... 2,000       95,750
                                                                    -----------
                                                                        428,000
                                                                    -----------
FOOD, BEVERAGE & TOBACCO--1.1%
 McDonald's Corp. .......................................... 3,000      141,750
 Philip Morris Cos., Inc. .................................. 1,000      114,125
                                                                    -----------
                                                                        255,875
                                                                    -----------

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)

HOUSEHOLD PRODUCTS--1.4%
 Scotts Co. Class A+........................................  3,000 $    69,000
 Warner-Lambert Co. ........................................  3,000     259,500
                                                                    -----------
                                                                        328,500
                                                                    -----------
MEDICAL PRODUCTS--0.9%
 Johnson & Johnson Co. .....................................  4,000     211,500
                                                                    -----------
PHARMACEUTICALS--4.5%
 Allergan, Inc. ............................................  3,000      87,375
 Bristol-Myers Squibb Co. ..................................  3,000     177,000
 Lilly (Eli) & Co. .........................................  2,000     164,500
 Merck & Co., Inc. .........................................  3,000     252,750
 Neurex Corp.+..............................................  5,000      59,375
 Pfizer, Inc. ..............................................  1,200     100,950
 Schering-Plough Corp. .....................................  3,200     232,800
                                                                    -----------
                                                                      1,074,750
                                                                    -----------
TELECOMMUNICATIONS--1.8%
 AT&T Corp. ................................................  3,000     104,250
 GTE Corp. .................................................  5,000     233,125
 Lucent Technologies, Inc. .................................  2,000     105,500
                                                                    -----------
                                                                        442,875
                                                                    -----------
TOTAL DOMESTIC EQUITY
 (COST $3,245,800)..........................................          4,099,962
                                                                    -----------
FOREIGN EQUITY--49.5%
APPAREL & TEXTILES--1.1%
 Adidas AG (Germany)........................................  1,100     124,970
 Gamma Holding NV (Netherlands).............................  2,600     147,641
                                                                    -----------
                                                                        272,611
                                                                    -----------
AUTOMOTIVE--4.3%
 Calsonic Corp. (Japan).....................................  6,000      30,711
 Honda Motor Co., Ltd. (Japan)..............................  2,000      59,675
 Mitsubishi Heavy Industrial Ltd. (Japan)................... 20,000     130,185
 Mitsubishi Motors Corp. (Japan)............................  9,000      66,734
 Nokian Tyres (Finland).....................................  5,000     124,109
 Oriental Holdings Berhad (Malaysia)........................ 16,000     144,615
 PT Selamat Sempurna alien+ (Indonesia)..................... 50,000      38,526
 Scania AB, Series A (Sweden)...............................  3,200      80,255
 Suzuki Motor Corp. (Japan)................................. 10,000      97,032
 Toyota Motor Corp. (Japan).................................  2,000      50,619
 Volkswagen AG (Germany)....................................    210     116,079
 Volvo AB (Sweden)..........................................  3,500      93,816
                                                                    -----------
                                                                      1,032,356
                                                                    -----------
BANKS--5.8%
 Banca Populare Di Milano (Italy)........................... 15,000      84,121
 Banco Credito del Peru (Peru).............................. 18,386      31,562

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)

                                                                        VALUE
                    SECURITY DESCRIPTION                     SHARES   (NOTE 2)

--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREIGN EQUITY (CONTINUED)
BANKS (CONTINUED)
 Banco Santander-Chile Series A ADR(1) (Chile)..............     800 $    13,400
 Banco Totta & Acores (Portugal)............................   2,500      37,741
 Bangkok Bank PLC alien (Thailand)..........................   1,900      18,447
 Bank Of Tokyo-Mitsubishi Ltd.+ (Japan).....................  10,600     165,424
 Chiba Bank Ltd. (Japan)....................................  20,000     114,822
 CS Holding+ (Switzerland)..................................   1,020     122,450
 HSBC Holdings PLC (Hong Kong)..............................   6,000     139,378
 Industrial Bank of Japan Ltd. (Japan)......................   8,640      88,028
 National Westminster Bank PLC
  (United Kingdom)..........................................  10,000     114,100
 Overseas Union Bank Ltd. (Singapore).......................   6,000      41,329
 PT Bank Negara Indonesia alien (Indonesia)................. 165,000      94,492
 Sakura Bank Ltd. (Japan)...................................  28,000     156,901
 Siam Commercial Bank Co., Ltd alien (Thailand).............   3,700      21,668
 Societe Generale (France)..................................   1,000     117,197
 Toronto Dominion Bank Ontario (Canada).....................     850      21,611
                                                                     -----------
                                                                       1,382,671
                                                                     -----------
BROADCASTING & MEDIA--0.3%
 Abitibi Price, Inc. (Canada)...............................   1,790      25,793
 News Corp., Ltd. (Australia)...............................   8,000      37,316
 Singapore Press Holdings Ltd. alien (Singapore)............   1,000      18,207
                                                                     -----------
                                                                          81,316
                                                                     -----------
CHEMICALS--1.2%
 Laporte PLC (United Kingdom)...............................  13,000     149,720
 Nippon Shokubai K.K. Co. (Japan)...........................   8,000      47,740
 Sekisui Chemical Co., Ltd. (Japan).........................   4,000      39,460
 Toagosei Co., Ltd. (Japan).................................  20,000      63,556
                                                                     -----------
                                                                         300,476
                                                                     -----------
COMMUNICATION EQUIPMENT--1.1%
 Ericsson (L.M.) Telephone Co., Class B ADR(1) (Sweden).....   4,000     135,250
 Nokia Corp., Class A ADR(1) (Finland)......................   2,000     116,500
                                                                     -----------
                                                                         251,750
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--1.3%
 Logitech International SA+ (Switzerland)...................     400      76,164
 Ricoh Co. Ltd. (Japan).....................................   4,000      45,605
 Tokyo Electron Ltd. (Japan)................................   3,300     109,404
 Videologic Group PLC+
  (United Kingdom).......................................... 100,000      88,845
                                                                     -----------
                                                                         320,018
                                                                     -----------
CONGLOMERATE--1.8%
 Alusuisse-Lonza Holdings AG (Switzerland)..................     100      84,503
 Amano Corp. (Japan)........................................   4,000      37,519

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)

CONGLOMERATE (CONTINUED)
 Eaux (cie Generale) (France)...............................  1,000 $   136,254
 Fitters Holdings Berhad (Malaysia)......................... 20,000      70,210
 Nissho Iwai Corp. (Japan).................................. 30,000      99,216
                                                                    -----------
                                                                        427,702
                                                                    -----------
CONSTRUCTION & HOUSING--4.7%
 Bilfinger & Berger Bau AG (Germany)........................  2,800     109,616
 Cheung Kong Infrastructure
  (Hong Kong)............................................... 40,000     113,051
 Finning Ltd. (Canada)......................................    400       8,855
 Glynwed International PLC
  (United Kingdom).......................................... 30,000     138,697
 Hilti AG (Switzerland).....................................    125      81,220
 Konecranes International Corp.+
  (Finland).................................................  4,500     175,655
 Mori Seiki Co., Ltd. (Japan)...............................  3,000      41,239
 Nishimatsu Construction (Japan)............................ 12,000      75,976
 Tarmac PLC (United Kingdom)................................ 85,000     135,653
 Volker Stevin (Koninklijke) NV+ (Netherlands)..............  1,000     108,238
 Walter AG+ (Germany).......................................    400     136,211
                                                                    -----------
                                                                      1,124,411
                                                                    -----------
CONSTRUCTION MATERIALS--2.2%
 Cemex SA, Class B (Mexico).................................  6,000      24,176
 Grafton Group PLC (Ireland)................................ 10,000     141,133
 Nippon Electric Glass Co., Ltd. (Japan).................... 10,000     135,037
 PT Semen Gresik alien (Indonesia)..........................  4,000       9,954
 Schneider SA (France)......................................  4,000     229,406
                                                                    -----------
                                                                        539,706
                                                                    -----------
DEPARTMENT STORES--0.0%
 Hudsons Bay Co. (Canada)...................................    470       9,115
                                                                    -----------
ELECTRICAL EQUIPMENT--0.3%
 Matsushita Electric Works Ltd. (Japan).....................  8,000      73,098
                                                                    -----------
ELECTRONICS--3.5%
 Advantest Corp. (Japan)....................................  1,980      99,905
 Best Denki Co. Ltd. (Japan)................................ 10,000     100,267
 Canon, Inc. (Japan)........................................  3,000      64,284
 Fanuc Ltd. (Japan).........................................  3,000      92,181
 Hoganas AG (Sweden)........................................  2,500      79,286
 Kyocera Corp. (Japan)......................................  1,000      56,764
 NEC Corp. (Japan).......................................... 12,000     135,845
 Pressac Holdings PLC
  (United Kingdom).......................................... 30,000     112,043
 Toshiba Corp. (Japan)...................................... 10,000      55,308
 Ushio, Inc. (Japan)........................................  4,000      43,665
                                                                    -----------
                                                                        839,548
                                                                    -----------

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES   (NOTE 2)

-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREIGN EQUITY (CONTINUED)
ENERGY SERVICES--0.5%
 Total SA, Series B (France)...............................   1,500 $   130,083
                                                                    -----------
ENERGY SOURCES--0.5%
 Chauvco Resources Ltd.+ (Canada)..........................     800       9,679
 Crestar Energy, Inc.+ (Canada)............................     968      18,528
 Renaissance Energy Ltd.+ (Canada).........................     968      27,512
 Suncor, Inc. (Canada).....................................     240      10,574
 TransCanada Pipelines Ltd. (Canada).......................   2,325      42,235
                                                                    -----------
                                                                        108,528
                                                                    -----------
ENTERTAINMENT PRODUCTS--0.9%
 Bluebird Toys PLC (United Kingdom)........................  30,000      95,755
 RBI Holdings Ltd. (Bermuda)............................... 800,000     111,503
                                                                    -----------
                                                                        207,258
                                                                    -----------
FINANCIAL SERVICES--1.6%
 Asia Securities International
  (Hong Kong).............................................. 225,000      76,222
 Dhana Siam Finance & Securities PLC (Thailand)............   7,500      10,041
 Hutchison Whampoa Ltd. alien
  (Hong Kong)..............................................   9,000      67,657
 Nomura Securities International, Inc. (Japan).............  10,000     110,779
 Parmalat Finanziar Spa (Italy)............................  60,000      83,311
 Want Want Holdings+ (Singapore)...........................  12,000      34,440
                                                                    -----------
                                                                        382,450
                                                                    -----------
FOOD, BEVERAGE & TOBACCO--1.7%
 HM Sampoerna alien (Indonesia)............................   3,500      16,400
 Katokichi Co. (Japan).....................................   7,000     104,148
 Sainsbury (J.) PLC (United Kingdom).......................  25,000     139,437
 Seagram Co. Ltd. (Canada).................................     383      14,662
 Vaux Group PLC (United Kingdom)...........................  30,000     128,825
                                                                    -----------
                                                                        403,472
                                                                    -----------
FOREST PRODUCTS--1.1%
 Fletcher Challenge Ltd., Class A (Canada).................   1,647      25,576
 Macmillan Bloedel Ltd. (Canada)...........................     600       8,386
 Maderas Y Sinteticos SA ADR(1) (Chile)....................   1,900      29,925
 New Oji Paper Co., Ltd.+ (Japan)..........................  11,000      55,414
 Waddington (John) PLC
  (United Kingdom).........................................  25,000     133,267
                                                                    -----------
                                                                        252,568
                                                                    -----------
HOUSING--0.5%
 Kon Ahrend NV (Netherlands)...............................   1,700     108,680
                                                                    -----------

                                                                       VALUE
                   SECURITY DESCRIPTION                     SHARES   (NOTE 2)

INSURANCE--1.5%
 AXA SA+ (France)..........................................   2,000 $   132,621
 Legal & General Group PLC
  (United Kingdom).........................................  10,000      64,330
 Tokio Marine & Fire Insurance Co., Ltd. (Japan)...........  15,000     152,826
                                                                    -----------
                                                                        349,777
                                                                    -----------
LEISURE & TOURISM--1.4%
 Air Canada, Inc.+ (Canada)................................   3,004      14,537
 Airtours PLC (United Kingdom).............................   8,000     130,306
 Manchester United PLC
  (United Kingdom).........................................  10,000     106,614
 Stanley Leisure PLC
  (United Kingdom).........................................  20,000      97,072
                                                                    -----------
                                                                        348,529
                                                                    -----------
MACHINERY--0.8%
 Seino Transportation (Japan)..............................   6,000      58,705
 Tomra Systems ASA (Norway)................................   6,500     131,191
                                                                    -----------
                                                                        189,896
                                                                    -----------
MANUFACTURING--0.3%
 Bombardier, Inc. Class B (Canada).........................     426       7,692
 Graystone PLC (United Kingdom)............................  50,000      69,102
                                                                    -----------
                                                                         76,794
                                                                    -----------
METALS & MINING--1.6%
 Barrick Gold Corp. (Canada)...............................   1,126      26,595
 Cominco Ltd. (Canada).....................................     387      10,552
 Davao Union Cement Class B (Philippines).................. 140,000      29,205
 Diamond Fields International Ltd.(2)+ (Canada)............     400         274
 Inco Ltd. (Canada)........................................     422      13,655
 Inco Ltd., Class V (Canada)...............................   1,000      22,933
 Nippon Steel Corp. (Japan)................................  40,000     109,970
 PT Telekomunikasi (Indonesia).............................  30,000      45,918
 Stelco, Inc. Class A+ (Canada)............................   3,330      17,799
 Sumitomo Metal Mining Co., Ltd. (Japan)...................  20,000     120,805
                                                                    -----------
                                                                        397,706
                                                                    -----------
PHARMACEUTICALS--2.7%
 Astra AB, Series A (Sweden)...............................   1,600      77,389
 Glaxo Wellcome PLC ADR(1)
  (United Kingdom).........................................  10,000     183,613
 Kissei Pharmaceutical Co. (Japan).........................   4,400      77,917
 Ono Pharmaceutical Co., Ltd. (Japan)......................   2,000      61,939
 Rhone-Poulenc Rorer, Inc. (France)........................   3,500     118,630
 Roche Holdings AG (Switzerland)...........................      14     121,077
                                                                    -----------
                                                                        640,565
                                                                    -----------

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)




                                                                        VALUE
                   SECURITY DESCRIPTION                     SHARES    (NOTE 2)

--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOREIGN EQUITY (CONTINUED)
REAL ESTATE COMPANIES--1.1%
 Ayala Land, Inc. Class B (Philippines)...................    44,000 $    50,066
 Cheung Kong Holdings Ltd.
  (Hong Kong).............................................     8,000      70,464
 City Developments Ltd. (Singapore).......................     4,000      35,445
 Sun Hung Kai Properties Ltd.
  (Hong Kong).............................................     8,000      84,659
 Trizec Hahn Corp. (Canada)...............................       610      13,636
                                                                     -----------
                                                                         254,270
                                                                     -----------
SOFTWARE--0.4%
 Getronics NV (Netherlands)...............................     3,000      97,574
                                                                     -----------
SPECIALTY RETAIL--1.7%
 Aoki International Co., Ltd. (Japan).....................     5,000      76,009
 Great Universal Stores PLC
  (United Kingdom)........................................    15,000     164,363
 Inchcape PLC (United Kingdom)............................    14,000      59,888
 Koninklijke Ahold NV (Netherlands).......................     1,500     104,532
                                                                     -----------
                                                                         404,792
                                                                     -----------
TELECOMMUNICATIONS--2.0%
 BCE, Inc. (Canada).......................................       417      19,156
 Cable & Wireless PLC
  (United Kingdom)........................................    15,000     121,421
 Korea Mobile Telecommunications ADR(1) (Korea)...........     5,160      52,893
 Nippon Telegraph & Telecommunications Corp. (Japan)......        12      84,515
 Northern Telecom Ltd (Canada)............................        89       5,805
 Sociedade Tecnica de Equipamentos SA ADS (Italy).........    30,000     106,523
 Telecomunic Brasileiras SA (Brazil)...................... 1,000,000     100,812
                                                                     -----------
                                                                         491,125
                                                                     -----------
TELEPHONE--0.1%
 Telefonos de Mexico SA ADR(1) (Mexico)...................       750      28,875
                                                                     -----------
TRANSPORTATION--0.4%
 Kamigumi Co., Ltd. (Japan)...............................     7,000      33,452
 Mitsubishi Logistc Corp. (Japan).........................     3,000      32,749
 Nippon Express Co., Ltd. (Japan).........................     6,000      39,977
                                                                     -----------
                                                                         106,178
                                                                     -----------

                                                        SHARES/
                                                    PRINCIPAL AMOUNT
                                                    (DENOMINATED IN
                                                    LOCAL CURRENCY)     VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)

UTILITIES--1.1%
 Cogeneration PLC alien+ (Thailand)...............        15,000     $    52,302
 CPT Telefonica de Peru (Peru)....................         9,000          19,966
 Electricity Generating PLC alien (Thailand)......        10,000          24,466
 Tokyo Electric Power Co., Inc. (Japan)...........         4,000          72,774
 Veba AG (Germany)................................         1,500          84,937
                                                                     -----------
                                                                         254,445
                                                                     -----------
TOTAL FOREIGN EQUITY
 (COST $11,579,834)...............................                    11,888,343
                                                                     -----------
TOTAL COMMON STOCK
 (COST $14,825,634)...............................                    15,988,305
                                                                     -----------
PREFERRED STOCK--1.2%
ENERGY SOURCES--0.3%
 Cemig Cia Energy MG (Brazil).....................     1,650,000          67,913
                                                                     -----------
HOUSEHOLD PRODUCTS--0.5%
 Friedrich Grohe AG non-voting (Germany)..........           400         123,981
                                                                     -----------
METALS & MINING--0.0%
 Inco Ltd., Series E (Canada).....................            36           2,641
                                                                     -----------
SPECIALTY RETAIL--0.4%
 Hornbach Holding AG non-voting (Germany).........         1,450          95,189
                                                                     -----------
TOTAL PREFERRED STOCK
 (COST $263,883)..................................                       289,724
                                                                     -----------
WARRANTS--0.0%
FINANCIAL SERVICES--0.0%
 Industrial Finance Corp.
  (cost $17,074)..................................            12           3,652
                                                                     -----------
FOREIGN BONDS--13.9%
 Commonwealth of Australia
 7.50% due 7/15/05................................           100          76,381

 SUNAMERICA GLOBAL BALANCED FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)

                                                    PRINCIPAL AMOUNT
                                                    (DENOMINATED IN
                                                    LOCAL CURRENCY)     VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)

--------------------------------------------------------------------------------
FOREIGN BONDS (CONTINUED)
 Federal Republic of Germany
 5.88% due 5/15/00................................          300      $   188,525
 6.75% due 7/15/04................................          300          193,148
 7.13% due 12/20/02...............................          300          197,374
 7.38% due 1/03/05................................          500          332,194
 Government of Canada.............................
 7.50% due 9/01/00................................          200          152,751
 Government of France.............................
 7.00% due 11/12/99...............................          700          133,754
 Government of Spain
 10.00% due 2/28/05...............................       10,000           82,930
 Kingdom of Belgium
 6.50% due 3/31/05................................        4,000          122,442
 Kingdom of Denmark
 9.00% due 11/15/00...............................        1,000          177,001
 Kingdom of Sweden
 10.25% due 5/05/03...............................        1,500          234,827
 13.00% due 6/15/01...............................        1,500          249,813
 Republic of Ireland
 8.00% due 10/18/00 ..............................          100          167,900
 Republic of Italy
 10.50% due 11/01/00..............................      400,000          259,709
 Treuhandanstalt (Germany)
 6.13% due 6/25/98................................          100           61,841
 United Kingdom Treasury
 8.50% due 12/07/05...............................          300          520,576
 9.00% due 3/03/00................................          100          172,137
                                                                     -----------
TOTAL FOREIGN BONDS
 (COST $3,408,514)................................                     3,323,303
                                                                     -----------
U.S. TREASURY NOTES--6.9%
 5.25% due 1/31/01................................          100           95,187
 6.13% due 9/30/00................................          150          147,422
 6.38% due 3/31/01................................          200          197,500
 6.50% due 8/15/05................................          500          486,170
 7.88% due 11/15/04...............................          700          739,263
                                                                     -----------
TOTAL U.S. TREASURY NOTES
 (COST $1,663,354)................................                     1,665,542
                                                                     -----------
TOTAL INVESTMENT SECURITIES--88.6%
 (COST $20,178,458)...............................                    21,270,526
                                                                     -----------
SHORT-TERM SECURITIES--5.4%
 Cayman Island Time Deposit 4.50% due 4/01/97
  (cost $1,287,000)...............................      $ 1,287        1,287,000
                                                                     -----------



                                                    PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)

REPURCHASE AGREEMENT--5.4%
 Joint Repurchase Agreement Account (Note 2)
  (cost $1,300,000)................................      $1,300      $ 1,300,000
                                                                     -----------
TOTAL INVESTMENTS--
 (COST $22,765,458)................................        99.4%      23,857,526
Other assets less liabilities......................         0.6          148,141
                                                         ------      -----------
NET ASSETS--                                              100.0%     $24,005,667
                                                         ======      ===========

-------
+Non-income producing security
(1)ADR ("American Depositary Receipt")
(2)Fair valued security, see Note 2
  Allocation of net assets by
  currency as of March 31, 1997:
     U.S. Dollar  36.5%
     Japanese Yen 14.9
     British
       Pound      12.2
     Deutsche Mark 7.4
     French Franc  4.2
     Swedish Krona 3.4
     Hong Kong
       Dollar      2.8
     Netherland
       Guilder     2.4
     Canadian
       Dollar      2.2
     Italian Lira  2.2
     Swiss Franc   2.0
     Finnish
       Markka      1.2
     Irish Punt    1.3
     Indonesian
       Rupiah      0.9
     Malaysian
       Ringgit     0.9
     Brazilian
       Real        0.7
     Danish Kroner 0.7
     Australian
       Dollar      0.5
     Belgian Franc 0.5
     Norwegian
       Krone       0.5
     Singapore
       Dollar      0.4
     Thailand Baht 0.5
     Philippines
       Peso        0.3
     Spanish
       Peseta      0.3
     Mexican Peso  0.1
     Peruvian Nouveau
       Sol         0.2
     Portuguese
       Escudo      0.2
                       ---
                99.4%
                       ---
                       ---

See Notes to Financial Statements

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited)

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)

-------------------------------------------------------------------------------
COMMON STOCK--92.6%
AEROSPACE & MILITARY TECHNOLOGY--0.7%
 Boeing Co. ................................................  4,462 $   440,065
                                                                    -----------
APPAREL & TEXTILES--0.5%
 NIKE, Inc., Class B........................................  5,000     310,000
                                                                    -----------
AUTOMOTIVE--1.2%
 Ford Motor Co. ............................................ 10,000     313,750
 Goodyear Tire & Rubber Co. ................................ 10,000     522,500
                                                                    -----------
                                                                        836,250
                                                                    -----------
BANKS--6.4%
 BankAmerica Corp. .........................................  6,000     604,500
 Chase Manhattan Corp. .....................................  9,000     842,625
 First Union Corp. .........................................  6,000     486,750
 Fleet Financial Group, Inc. ............................... 10,000     572,500
 Mellon Bank Corp. .........................................  7,000     509,250
 NationsBank Corp. ......................................... 10,000     553,750
 Summit Bancorp. ........................................... 16,000     700,000
                                                                    -----------
                                                                      4,269,375
                                                                    -----------
BUSINESS SERVICES--2.2%
 American Express Co. ......................................  4,000     239,500
 Omnicom Group.............................................. 10,000     498,750
 Service Corp. International................................ 25,000     743,750
                                                                    -----------
                                                                      1,482,000
                                                                    -----------
CHEMICALS--6.5%
 du Pont (E.I.) de Nemours & Co. ...........................  5,000     530,000
 Fuller H B Co. ............................................ 20,000     975,000
 Hanna (M.A), Co. .......................................... 25,000     531,250
 IMC Global, Inc. .......................................... 30,000   1,083,750
 Monsanto Co. .............................................. 10,000     382,500
 RPM, Inc. Ohio............................................. 20,000     332,500
 Waters Corp.+.............................................. 20,000     535,000
                                                                    -----------
                                                                      4,370,000
                                                                    -----------
COMMUNICATION EQUIPMENT--0.9%
 Nokia Corp., Class A ADR(1)................................ 10,000     582,500
                                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT--4.6%
 American Pad & Paper Co.+.................................. 20,000     300,000
 Cisco Systems, Inc.+.......................................  5,000     240,625
 Compaq Computer, Corp.+....................................  2,000     153,250
 Computer Associates International, Inc. ................... 15,000     583,125
 Hewlett-Packard Co. ....................................... 11,000     585,750
 Honeywell, Inc. ........................................... 12,000     814,500
 International Business Machines Corp. .....................  3,000     412,125
                                                                    -----------
                                                                      3,089,375
                                                                    -----------

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)

CONGLOMERATE--2.5%
 AlliedSignal, Inc. ........................................  7,000 $   498,750
 General Electric Co. ......................................  7,000     694,750
 ITT Industries, Inc. ...................................... 14,000     313,250
 Republic Industries, Inc.+.................................  5,000     173,438
                                                                    -----------
                                                                      1,680,188
                                                                    -----------
CONSTRUCTION & HOUSING--1.1%
 Chicago Bridge & Iron Co. N.V. ............................ 10,000     177,500
 Dal-Tile International, Inc.+.............................. 35,000     546,875
                                                                    -----------
                                                                        724,375
                                                                    -----------
DEPARTMENT STORES--1.4%
 Federated Department Stores, Inc.+......................... 20,000     657,500
 Wal-Mart Stores, Inc....................................... 10,000     278,750
                                                                    -----------
                                                                        936,250
                                                                    -----------
ELECTRONICS--5.9%
 Advanced Micro Devices, Inc.+..............................  7,000     290,500
 Emerson Electric Co. ...................................... 14,000     630,000
 Intel Corp.................................................  8,000   1,113,000
 Motorola, Inc. ............................................  5,000     301,875
 Newbridge Networks Corp. ADR(1)+........................... 15,000     429,375
 Rockwell International Corp................................ 13,000     843,375
 Texas Instruments, Inc. ...................................  4,500     336,937
                                                                    -----------
                                                                      3,945,062
                                                                    -----------
ENERGY SERVICES--6.5%
 Amoco Corp.................................................  5,000     433,125
 Baker Hughes, Inc.......................................... 20,000     767,500
 Central & South West Corp. ................................ 20,000     427,500
 Chevron Corp. .............................................  7,000     487,375
 Exxon Corp.................................................  9,000     969,750
 Mobil Corp.................................................  4,500     587,812
 Royal Dutch Petroleum Co...................................  4,000     700,000
                                                                    -----------
                                                                      4,373,062
                                                                    -----------
ENERGY SOURCES--3.4%
 Nuevo Energy Co. .......................................... 15,000     575,625
 Panhandle Eastern Corp..................................... 15,000     646,875
 Parker & Parsley Petroleum Co. ............................ 10,000     295,000
 Pogo Producing Co. ........................................ 10,000     360,000
 Texaco, Inc. ..............................................  4,000     438,000
                                                                    -----------
                                                                      2,315,500
                                                                    -----------
ENTERTAINMENT PRODUCTS--0.9%
 Mattel, Inc. .............................................. 26,000     624,000
                                                                    -----------
FINANCIAL SERVICES--3.9%
 Associates First Capital Corp. ............................ 10,000     430,000
 Charles Schwab Corp. ...................................... 10,000     318,750

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)

-------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
 Federal National Mortgage Association...................... 19,300 $   697,212
 HomeSide Inc. ............................................. 11,000     162,250
 Nationwide Financial Services, Inc. ....................... 15,000     386,250
 Transamerica Corp. ........................................  7,000     626,500
                                                                    -----------
                                                                      2,620,962
                                                                    -----------
FOOD, BEVERAGE & TOBACCO--6.3%
 Coca-Cola Co. .............................................  6,000     335,250
 Dole Food, Inc. ........................................... 20,000     755,000
 Flowers Industries, Inc. .................................. 22,000     503,250
 Heinz (H.J.) Co. ..........................................  8,000     316,000
 McDonald's Corp. .......................................... 11,000     519,750
 PepsiCo, Inc. .............................................  8,000     261,000
 Philip Morris Cos., Inc. .................................. 12,000   1,369,500
 UST, Inc. .................................................  6,000     167,250
                                                                    -----------
                                                                      4,227,000
                                                                    -----------
FOREST PRODUCTS--1.7%
 Kimberly-Clark Corp. ......................................  8,000     795,000
 Willamette Industries, Inc. ...............................  6,000     375,000
                                                                    -----------
                                                                      1,170,000
                                                                    -----------
HEALTH SERVICES--3.6%
 Columbia/HCA Healthcare Corp. ............................. 25,000     840,625
 Tenet Healthcare Corp.+.................................... 24,650     607,006
 United Healthcare Corp. ................................... 20,000     952,500
                                                                    -----------
                                                                      2,400,131
                                                                    -----------
HOUSEHOLD PRODUCTS--2.0%
 Corning, Inc. ............................................. 20,000     887,500
 Procter & Gamble Co. ......................................  4,000     460,000
                                                                    -----------
                                                                      1,347,500
                                                                    -----------
INSURANCE--2.9%
 Aetna, Inc. ...............................................  7,500     644,063
 Allstate Corp. ............................................  9,000     534,375
 Chubb Corp. ............................................... 10,000     538,750
 Equitable Cos., Inc. ......................................  8,000     218,000
                                                                    -----------
                                                                      1,935,188
                                                                    -----------
LEISURE & TOURISM--1.2%
 Carnival Corp., Class A.................................... 14,000     518,000
 Family Golf Centers Inc. .................................. 14,000     273,875
                                                                    -----------
                                                                        791,875
                                                                    -----------
MEDICAL PRODUCTS--2.5%
 Amgen, Inc.+............................................... 12,000     670,500
 Baxter International, Inc. ................................ 15,000     646,875
 Sola International, Inc.+.................................. 15,000     346,875
                                                                    -----------
                                                                      1,664,250
                                                                    -----------

                                                                       VALUE
                    SECURITY DESCRIPTION                     SHARES  (NOTE 2)

METALS & MINING--3.7%
 Crown, Cork & Seal, Inc. .................................. 30,000 $ 1,548,750
 EASCO, Inc. ............................................... 30,000     240,000
 Martin Marietta Materials, Inc. ........................... 13,000     334,750
 Nucor Corp. ...............................................  5,000     228,750
 Santa Fe Pacific Gold Corp. ............................... 10,000     165,000
                                                                    -----------
                                                                      2,517,250
                                                                    -----------
PHARMACEUTICALS--4.0%
 Bristol-Myers Squibb Co. .................................. 16,000     944,000
 Lilly (Eli) & Co. .........................................  6,000     493,500
 Merck & Co., Inc. ......................................... 15,000   1,263,750
                                                                    -----------
                                                                      2,701,250
                                                                    -----------
POLLUTION CONTROL--2.4%
 Browning-Ferris Industries, Inc. .......................... 12,000     346,500
 United States Filter Corp.+................................ 25,000     771,875
 USA Waste Services, Inc.+.................................. 13,000     461,500
                                                                    -----------
                                                                      1,579,875
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS--2.0%
 Crescent Real Estate Equities.............................. 16,000     428,000
 Evans Withycombe Residential, Inc. ........................ 15,000     309,375
 Healthcare Realty Trust.................................... 10,000     273,750
 Reckson Associates Realty Corp. ...........................  7,000     322,875
                                                                    -----------
                                                                      1,334,000
                                                                    -----------
RESTAURANTS--0.2%
 Ryans Family Steak Houses Inc. ............................ 15,000     117,188
                                                                    -----------
SOFTWARE--2.3%
 Microsoft Corp.+........................................... 10,000     916,875
 Reynolds & Reynolds Co. ................................... 27,000     644,625
                                                                    -----------
                                                                      1,561,500
                                                                    -----------
SPECIALTY RETAIL--2.2%
 Gillette Co. ..............................................  5,000     363,125
 Home Depot, Inc. .......................................... 16,000     856,000
 Loehmanns, Inc.+........................................... 15,000     262,500
                                                                    -----------
                                                                      1,481,625
                                                                    -----------
TELECOMMUNICATIONS--3.0%
 Ameritech Corp. ...........................................  5,000     307,500
 GTE Corp. ................................................. 11,000     512,875
 Lucent Technologies, Inc. ................................. 11,296     595,864
 MCI Communications Corp. .................................. 10,000     356,250
 NYNEX Corp. ...............................................  5,000     228,125
                                                                    -----------
                                                                      2,000,614
                                                                    -----------

 SUNAMERICA GROWTH AND INCOME FUND
 PORTFOLIO OF INVESTMENTS -- March 31, 1997 (unaudited) -- (continued)

                                                        SHARES/
                                                    PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)

--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TRANSPORTATION--1.6%
 AMR Corp.+.......................................        4,000      $   330,000
 Burlington Northern Santa Fe.....................       10,000          740,000
                                                                     -----------
                                                                       1,070,000
                                                                     -----------
UTILITIES--2.4%
 Baltimore Gas & Electric Co. ....................        7,000          187,250
 Consolidated Natural Gas Co. ....................       10,000          503,750
 GPU, Inc. .......................................        7,000          224,875
 Peoples Energy Corp. ............................       10,000          331,250
 Utilicorp United, Inc. ..........................       14,000          357,000
                                                                     -----------
                                                                       1,604,125
                                                                     -----------
TOTAL COMMON STOCK
 (COST $60,110,491)...............................                    62,102,335
                                                                     -----------
NOTE--0.1%
FOREST PRODUCTS--0.1%
 Stone Container Corp.
 11.88% due 12/01/98
  (cost $50,714)..................................       $   50           50,500
                                                                     -----------
TOTAL INVESTMENT SECURITIES--92.7%
 (COST $60,161,205)...............................                    62,152,835
                                                                     -----------


                                                   PRINCIPAL AMOUNT    VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

REPURCHASE AGREEMENT--7.5%
 Joint Repurchase Agreement Account (Note 2)
  (cost $5,044,000)...............................      $5,044      $ 5,044,000
                                                                    -----------
TOTAL INVESTMENTS--
 (COST $65,205,205)...............................       100.2%      67,196,835
Liabilities in excess of other assets.............        (0.2)        (145,758)
                                                        ------      -----------
NET ASSETS--                                             100.0%     $67,051,077
                                                        ======      ===========

--------
 + Non-income producing security
(1) ADR ("American Depositary Receipt")

See Notes to Financial Statements

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited)
Note 1. Organization

  SunAmerica Equity Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of six different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of SunAmerica Inc. An investor may invest in one or more of the following Funds: SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund"), SunAmerica Small Company Growth Fund ("Small Company Growth Fund"), SunAmerica Global Balanced Fund ("Global Balanced Fund") and SunAmerica Growth and Income Fund ("Growth and Income Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective for each of the Funds is as follows:

  Balanced Assets seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.
  Blue Chip Growth seeks capital appreciation by investing primarily in equity securities of companies with large market capitalizations.
  Mid-Cap Growth seeks capital appreciation by investing primarily in equity securities of medium-sized companies.
  Small Company Growth seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.
  Global Balanced seeks capital appreciation while conserving principal by maintaining at all times a balanced portfolio of domestic and foreign stocks and bonds.
  Growth and Income seeks capital appreciation and current income by investing primarily in common stocks.

  Each Fund currently offers two classes of shares. Balanced Assets Fund and Small Company Growth Fund offer Class Z shares, exclusively for sale to employees participating in the SunAmerica profit sharing and retirement plan. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class Z shares are offered at net asset value. Additionally, any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Fund will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A shares and Class B shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), except that Class B shares are subject to higher distribution fee rates. There are no distribution or service fee payments applicable to Class Z.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited) -- (continued)

Note 2. Significant Accounting Policies

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

  SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  As of March 31, 1997, Balanced Assets Fund, Blue Chip Growth Fund, Small Company Growth Fund, Global Balanced Fund and Growth and Income Fund had a 15.8%, 9.9%, 31.3%, 1.7%, and 6.7% undivided interest, respectively, which represented $11,942,000, $7,498,000, $23,656,000, $1,300,000, and
  $5,044,000, respectively, in principal amount in a joint repurchase agreement with

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited) -- (continued)
  Yamaichi International Inc. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

  Yamaichi International, Inc. Repurchase Agreement 6.1% dated 3/31/97, in the principal amount of $75,499,000 repurchase price $75,511,793 due 04/01/97 collateralized by $19,000,000 U.S. Treasury Bond 7.625% due 2/15/07, $19,400,000 U.S. Treasury Note 7.875% due 11/15/04, $20,675,000
  U.S. Treasury Note 6.375% due 3/31/01, $16,230,000 U.S. T-bill 5.42% due
  9/18/97, approximate aggregate value $77,014,143.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS: Securities transactions are recorded on the first business day following the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Funds investing in foreign securities may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues such taxes when the related income is earned. The Equity Funds, except for the Global Balanced Fund and the Growth and Income Fund, do not amortize premiums or accrue discounts except for original issue discounts and on interest only securities for which amortization is required for federal income tax purposes.

  Net investment income, other than class specific expenses and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Funds, not directly related to individual Funds, are allocated among the Equity Funds based upon their relative net asset value or other appropriate methods.

  Dividends from net investment income, if any, are paid semiannually, except for Balanced Assets Fund and Growth and Income Fund, which pay quarterly, and Global Balanced Fund, which pays annually. Capital gain distributions, if any, are paid annually.

  The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The following table discloses the year ended September 30, 1996 reclassifications between paid in capital, accumulated undistributed net investment income/loss and accumulated undistributed net realized gain/loss on investments.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited) -- (continued)

                                        ACCUMULATED   ACCUMULATED
                                       UNDISTRIBUTED UNDISTRIBUTED     PAID
                                       NET REALIZED  NET INVESTMENT     IN
                                         GAIN/LOSS    INCOME/LOSS     CAPITAL
                                       ------------- -------------- -----------
   Balanced Assets Fund...............   $  (1,024)    $   1,024    $       --
   Blue Chip Growth Fund..............    (408,630)      408,630            --
   Mid-Cap Growth Fund................    (399,630)      425,977        (26,347)
   Small Company Growth Fund..........         --      1,857,708     (1,857,708)
   Global Balanced Fund...............    (704,902)      704,902            --
   Growth and Income Fund.............     (21,903)       21,903            --

  FOREIGN CURRENCY TRANSACTION: The books and records of the Fund are maintained in U.S. dollars.
  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

  ORGANIZATIONAL EXPENSES: Costs incurred by SAAMCo in connection with the organization of Global Balanced Fund and Growth and Income Fund amounted to $4,347 and $1,383, respectively. These costs are being amortized on a straight line basis by the Funds over a period not to exceed 60 months from the date the Funds commenced operations.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo, an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo with respect to

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited) -- (continued) each Fund (other than the Global Balanced Fund) is computed daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter. The Global Balanced Fund pays the Adviser a fee, payable monthly, computed daily at the annual rate of 1.00% on the first $350 million of the Fund's average daily net assets, .90% on the next $350 million of net assets and .85% on net assets over $700 million. For the six months ended March 31, 1997, SAAMCo earned fees in the amounts stated on the Statement of Operations, of which SAAMCo agreed to voluntarily reimburse $37,787 and $89,267 on the Global Balanced Fund and Growth and Income Fund, respectively. In addition to the aforementioned, SAAMCo, on behalf of SunAmerica Global Balanced Fund, entered into Sub-Advisory Agreements with AIG Global Investment Corp. ("AIG Global") under which AIG Global acts as sub-adviser.

  SAAMCo pays AIG Global a monthly fee with respect to those net assets of the Global Balanced Fund actually managed by AIG Global computed based on average daily net assets at the following annual rates: .50% on the first $50 million of such assets, .40% of the next $100 million of such assets, .30% on the next $150 million of such assets, and .25% of such assets in excess of $300 million. For the six months ended March 31, 1997, SAAMCo paid AIG Global fees of $35,150.

  For the six months ended March 31, 1997, SAAMCo has agreed to voluntarily reimburse expenses, excluding management fee reimbursements which are stated separately in the Notes, as follows:

        Balanced Assets Class Z.......................................... $2,237
        Small Company Class Z............................................ $2,145
        Global Balanced Class A.......................................... $1,464
        Growth and Income Class B........................................ $1,226

  The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS"), an indirect wholly owned subsidiary of SunAmerica Inc. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan." In adopting the Class A Plan and the Class B Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan and Class B Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class A and Class B shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature,

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited) -- (continued) prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan or Class B Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended March 31, 1997, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

  SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class B shares. SACS has advised the Funds that for the six months ended March 31, 1997 the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class B redemptions are as follows:

                                           CLASS A                       CLASS B
                            -------------------------------------- -------------------
                             SALES     AFFILIATED   NON-AFFILIATED CONTINGENT DEFERRED
                            CHARGES  BROKER-DEALERS BROKER-DEALERS    SALES CHARGES
                            -------- -------------- -------------- -------------------
   Balanced Assets Fund.... $ 79,335    $ 25,282       $  6,761         $192,818
   Blue Chip Growth Fund...   39,242      23,093         11,266           36,249
   Mid-Cap Growth Fund.....   48,233      25,929         15,751           26,010
   Small Company Growth
    Fund...................  668,701     348,673        229,610          139,274
   Global Balanced Fund....   20,402      14,287          3,283           19,928
   Growth and Income Fund..  311,774     172,092         96,300           27,098

  The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the six months ended March 31, 1997, the Funds incurred the following expenses which are included in transfer agent fees in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                  PAYABLE AT
                                                   EXPENSE      MARCH 31, 1997
                                              ----------------- ---------------
                                              CLASS A  CLASS B  CLASS A CLASS B
                                              -------- -------- ------- -------
   Balanced Assets Fund...................... $166,038 $186,811 $29,122 $30,621
   Blue Chip Growth Fund.....................   59,292   40,217  10,615   7,041
   Mid-Cap Growth Fund.......................   47,175   15,356   7,940   2,436
   Small Company Growth Fund.................  175,154  119,702  27,871  18,397
   Global Balanced Fund......................   10,702   17,700   1,692   2,920
   Growth and Income Fund....................   34,239   26,907   7,006   5,809

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited) -- (continued)
Note 4. Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales and maturities of investments (excluding U.S. Government securities and short-term investments) during the six months ended March 31, 1997 were as follows:

                               BALANCED    BLUE CHIP     MID-CAP   SMALL COMPANY   GLOBAL   GROWTH AND
                                ASSETS       GROWTH      GROWTH       GROWTH      BALANCED    INCOME
                                 FUND         FUND        FUND         FUND         FUND       FUND
                             ------------ ------------ ----------- ------------- ---------- -----------
    Aggregate purchases..... $213,554,504 $102,124,218 $85,912,523 $383,958,137  $6,829,270 $75,011,378
                             ============ ============ =========== ============  ========== ===========
    Aggregate sales......... $209,548,839 $105,266,174 $89,273,302 $395,862,552  $8,668,703 $46,782,956
                             ============ ============ =========== ============  ========== ===========

Note 5. Portfolio Securities

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities, were as follows:

                               BALANCED     BLUE CHIP     MID-CAP    SMALL COMPANY    GLOBAL     GROWTH AND
                                ASSETS       GROWTH       GROWTH        GROWTH       BALANCED      INCOME
                                 FUND         FUND         FUND          FUND          FUND         FUND
                             ------------  -----------  -----------  -------------  -----------  -----------
    Cost.................... $297,421,790  $85,056,861  $43,071,462  $210,999,789   $22,765,458  $65,205,205
                             ============  ===========  ===========  ============   ===========  ===========
    Appreciation............ $ 21,533,522  $ 6,593,958  $ 5,763,251  $ 25,661,037   $ 2,893,104  $ 3,808,761
    Depreciation............   (8,538,449)  (3,526,539)  (1,104,484)   (7,725,360)   (1,801,036)  (1,817,131)
                             ------------  -----------  -----------  ------------   -----------  -----------
    Net unrealized
     appreciation........... $ 12,995,073  $ 3,067,419  $ 4,658,767  $ 17,935,677   $ 1,092,068  $ 1,991,630
                             ============  ===========  ===========  ============   ===========  ===========

  At September 30, 1996, Global Balanced Fund had net capital loss carryforwards of $217,014 which are available to the extent provided in regulations to offset future capital gains of which $17,364 will expire in 2003 and $199,650 will expire in 2004. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited) -- (continued)

Note 6. Open Forward Currency Contracts

  At March 31, 1997, the Global Balanced Fund engaged in the trading of forward foreign currency contracts ("forward contracts") in order to hedge against changes in future foreign exchange rates and enhance return. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Global Balanced Fund held the following forward currency contracts at March 31, 1997:

                                                                                   GROSS
         CONTRACT                       IN                     DELIVERY          UNREALIZED
        TO DELIVER                 EXCHANGE FOR                  DATE           APPRECIATION
   ----------------------        -------------------------     --------         ------------
   *USD          247,595         DEM           420,664         4/14/97            $  4,846
   CAD           216,167         USD           158,040         4/16/97               1,736
   JPY       300,000,000         USD         2,461,034         6/12/97               9,314
                                                                                  --------
                                                                                    15,896
                                                                                  --------
                                                                                   GROSS
                                                                                 UNREALIZED
                                                                                DEPRECIATION
                                                                                ------------
   IEP           107,348         USD           169,460          4/3/97            $   (961)
   DEM         2,044,653         USD         1,212,149          4/4/97             (14,001)
   BEF         3,467,742         USD            99,464          4/7/97              (1,389)
   *DEM          420,664         USD           247,960         4/14/97              (4,481)
   GBP           420,664         USD           671,170         4/14/97             (20,834)
   ESP        10,484,525         USD            73,083         4/21/97              (1,122)
   ITL       421,970,840         USD           248,730         4/21/97              (4,114)
   SEK         3,074,685         USD           397,169         4/21/97             (11,208)
   DKK         1,109,003         USD           173,460         4/24/97              (1,258)
   FRF           782,303         USD           138,230         4/24/97              (1,332)
   AUD            94,642         USD            74,067         4/28/97                 (99)
   DEM         2,000,000         USD         1,170,275         6/12/97             (34,913)
                                                                                  --------
                                                                                   (95,712)
                                                                                  --------
   Net Depreciation.......................................                        $(79,816)
                                                                                  ========

  *Represents open forward foreign currency contracts and offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

  AUD--Australian Dollar         ESP--Spanish Peseta        ITL--Italian Lira
  BEF--Belgian Franc             FRF--French Franc          JPY--Japanese Yen
  CAD--Canadian Dollar           GBP--Great Britain Pound   SEK--Swedish Krona
  DEM--Deutsche Mark             IEP--Irish Punt            USD--United States
  DKK--Danish Kroner                                        Dollar

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited) -- (continued)

Note 7. Capital Share Transactions

  At March 31, 1997, the Adviser and SACS in the aggregate, owned 878,013 Class A shares of the Growth and Income Fund representing 14.26% of the Fund's net assets.

  Transactions in capital shares of each class of each series were as follows:

                                                           BALANCED ASSETS FUND
                     --------------------------------------------------------------------------------------------------------
                                          CLASS A                                              CLASS B
                     ----------------------------------------------------  --------------------------------------------------
                              FOR THE                                              FOR THE
                         SIX MONTHS ENDED                FOR THE              SIX MONTHS ENDED               FOR THE
                          MARCH 31, 1997               YEAR ENDED              MARCH 31, 1997              YEAR ENDED
                            (UNAUDITED)            SEPTEMBER 30, 1996            (UNAUDITED)           SEPTEMBER 30, 1996
                     --------------------------  ------------------------  ------------------------  ------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  ------------  ----------  ------------  ----------  ------------
   Shares sold.....    1,300,894  $  20,607,206   3,119,474  $ 50,864,950     890,637  $ 14,253,340   3,055,442  $ 49,865,609
   Reinvested
    dividends......      980,977     15,775,166     583,832     9,290,744   1,111,715    17,563,059     690,103    10,949,550
   Shares redeemed.   (1,454,453)   (24,143,227) (2,257,335)  (36,956,739) (2,165,648)  (35,687,999) (3,430,716)  (55,757,942)
                     -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
   Net increase
    (decrease).....      827,418  $  12,239,145   1,445,971  $ 23,198,955    (163,296) $ (3,871,600)    314,829  $  5,057,217
                     ===========  =============  ==========  ============  ==========  ============  ==========  ============
                       BALANCED ASSETS FUND
                     --------------------------
                              CLASS Z
                     --------------------------
                          FOR THE PERIOD
                     OCTOBER 7, 1996* THROUGH
                          MARCH 31, 1997
                            (UNAUDITED)
                     --------------------------
                       SHARES        AMOUNT
                     ------------ -------------
   Shares sold.....        1,129  $      18,945
   Reinvested
    dividends......           76          1,169
   Shares redeemed.          (28)          (452)
                     -----------  -------------
   Net increase....        1,177  $      19,662
                     ===========  =============
                                                           BLUE CHIP GROWTH FUND
                     --------------------------------------------------------------------------------------------------------
                                          CLASS A                                              CLASS B
                     ----------------------------------------------------  --------------------------------------------------
                              FOR THE                                              FOR THE
                         SIX MONTHS ENDED                FOR THE              SIX MONTHS ENDED               FOR THE
                          MARCH 31, 1997               YEAR ENDED              MARCH 31, 1997              YEAR ENDED
                            (UNAUDITED)            SEPTEMBER 30, 1996            (UNAUDITED)           SEPTEMBER 30, 1996
                     --------------------------  ------------------------  ------------------------  ------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  ------------  ----------  ------------  ----------  ------------
   Shares sold.....      357,060  $   6,044,189     753,893  $ 12,709,149     908,161  $ 15,199,458   3,214,655  $ 53,717,531
   Reinvested
    dividends......      455,715      6,972,433     285,095     4,507,347     319,328     4,764,383     277,108     4,315,647
   Shares redeemed.     (364,060)    (6,158,172)   (533,503)   (8,978,653) (1,238,212)  (20,291,094) (3,702,537)  (61,373,567)
                     -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
   Net increase
    (decrease).....      448,715  $   6,858,450     505,485  $  8,237,843     (10,723) $   (327,253)   (210,774) $ (3,340,389)
                     ===========  =============  ==========  ============  ==========  ============  ==========  ============

  * Inception of the class

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited) -- (continued)

                                                             MID-CAP GROWTH FUND
                     ----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     -----------------------------------------------------  ---------------------------------------------------
                              FOR THE                                               FOR THE
                         SIX MONTHS ENDED                FOR THE               SIX MONTHS ENDED               FOR THE
                          MARCH 31, 1997                YEAR ENDED              MARCH 31, 1997               YEAR ENDED
                            (UNAUDITED)             SEPTEMBER 30, 1996            (UNAUDITED)            SEPTEMBER 30, 1996
                     --------------------------  -------------------------  ------------------------  -------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Shares sold.....      657,487  $  11,790,903     585,749  $  10,047,757     203,348  $  3,581,412   1,569,285  $  26,612,848
   Reinvested
    dividends......      105,243      1,820,690     262,450      4,236,039      35,395       598,248      66,071      1,049,943
   Shares redeemed.     (758,893)   (13,628,298)   (609,879)   (10,404,579)   (296,425)   (5,154,253) (1,386,338)   (23,587,448)
                     -----------  -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Net increase
    (decrease).....        3,837  $     (16,705)    238,320  $   3,879,217     (57,682) $   (974,593)    249,018  $   4,075,343
                     ===========  =============  ==========  =============  ==========  ============  ==========  =============
                                                          SMALL COMPANY GROWTH FUND
                     ----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                     -----------------------------------------------------  ---------------------------------------------------
                              FOR THE                                               FOR THE
                         SIX MONTHS ENDED                FOR THE               SIX MONTHS ENDED               FOR THE
                          MARCH 31, 1997                YEAR ENDED              MARCH 31, 1997               YEAR ENDED
                            (UNAUDITED)             SEPTEMBER 30, 1996            (UNAUDITED)            SEPTEMBER 30, 1996
                     --------------------------  -------------------------  ------------------------  -------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                     ------------ -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Shares sold.....    2,030,100  $  48,763,091   6,607,402  $ 153,907,782   1,108,316  $ 26,188,678   6,285,098  $ 144,713,218
   Reinvested
    dividends......      231,823      5,468,761     725,288     15,398,224     165,485     3,806,222     543,295     11,327,669
   Shares redeemed.   (2,233,363)   (53,069,598) (4,425,505)  (102,867,176) (1,378,297)  (32,047,346) (5,086,621)  (116,292,585)
                     -----------  -------------  ----------  -------------  ----------  ------------  ----------  -------------
   Net increase
    (decrease).....       28,560  $   1,162,254   2,907,185  $  66,438,830    (104,496) $ (2,052,446)  1,741,772  $  39,748,302
                     ===========  =============  ==========  =============  ==========  ============  ==========  =============
                           SMALL COMPANY
                            GROWTH FUND
                     --------------------------
                              CLASS Z
                     --------------------------
                          FOR THE PERIOD
                     OCTOBER 7, 1996* THROUGH
                          MARCH 31, 1997
                            (UNAUDITED)
                     --------------------------
                       SHARES        AMOUNT
                     ------------ -------------
   Shares sold.....       21,284  $     519,531
   Reinvested
    dividends......          300          7,070
   Shares redeemed.         (916)       (21,073)
                     -----------  -------------
   Net increase....       20,668  $     505,528
                     ===========  =============

  * Inception of the class

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited) -- (continued)

                                                              GLOBAL BALANCED FUND
                             ----------------------------------------------------------------------------------------------
                                               CLASS A                                         CLASS B
                             ----------------------------------------------  ----------------------------------------------
                                    FOR THE                                         FOR THE
                               SIX MONTHS ENDED             FOR THE            SIX MONTHS ENDED             FOR THE
                                MARCH 31, 1997            YEAR ENDED            MARCH 31, 1997            YEAR ENDED
                                  (UNAUDITED)         SEPTEMBER 30, 1996          (UNAUDITED)         SEPTEMBER 30, 1996
                             ----------------------  ----------------------  ----------------------  ----------------------
                              SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                             ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
   Shares sold.............    115,600  $   899,899    419,512  $ 3,129,820    271,276  $ 2,096,591    771,725  $ 5,700,564
   Reinvested dividends....     36,605      277,832     63,292      449,372     48,520      366,812     93,522      662,149
   Shares redeemed.........   (318,105)  (2,483,724)  (488,115)  (3,602,549)  (431,205)  (3,333,318)  (672,645)  (4,972,923)
                             ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
   Net increase (decrease).   (165,900) $(1,305,993)    (5,311) $   (23,357)  (111,409) $  (869,915)   192,602  $ 1,389,790
                             =========  ===========  =========  ===========  =========  ===========  =========  ===========
                                                             GROWTH AND INCOME FUND
                             ----------------------------------------------------------------------------------------------
                                               CLASS A                                         CLASS B
                             ----------------------------------------------  ----------------------------------------------
                                    FOR THE                                         FOR THE
                               SIX MONTHS ENDED             FOR THE            SIX MONTHS ENDED             FOR THE
                                MARCH 31, 1997            YEAR ENDED            MARCH 31, 1997            YEAR ENDED
                                  (UNAUDITED)         SEPTEMBER 30, 1996          (UNAUDITED)         SEPTEMBER 30, 1996
                             ----------------------  ----------------------  ----------------------  ----------------------
                              SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                             ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
   Shares sold.............  1,366,758  $14,979,321  1,608,366  $15,926,962  1,956,963  $21,300,472  1,180,720  $11,686,226
   Reinvested dividends....    118,133    1,248,669     32,680      297,897     86,070      908,039     19,593      176,116
   Shares redeemed.........   (159,246)  (1,782,616)   (46,202)    (441,023)  (547,446)  (5,909,520)  (172,820)  (1,683,504)
                             ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
   Net increase............  1,325,645  $14,445,374  1,594,844  $15,783,836  1,495,587  $16,298,991  1,027,493  $10,178,838
                             =========  ===========  =========  ===========  =========  ===========  =========  ===========

Note 8. Commitments and Contingencies

  The SunAmerica family of mutual funds may borrow up to $75,000,000 under an uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian, with interest payable at the Federal Funds rate plus 100 basis points. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

Note 9. Trustees Retirement Plan

  The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under

 SUNAMERICA EQUITY FUNDS
 NOTES TO FINANCIAL STATEMENTS -- March 31, 1997 (unaudited) -- (continued) the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of March 31, 1997, Balanced Assets Fund, Blue Chip Growth Fund, Mid-Cap Growth Fund, Small Company Growth Fund, Global Balanced Fund and Growth and Income Fund had accrued $21,229, $6,660, $3,657, $12,531, $1,753 and $947, respectively, for the Retirement
  Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and for the six months ended March 31, 1997 expensed $6,198, $1,788, $1,119, $4,557, $495 and $651, respectively, for the Retirement Plan, which is included in Trustees' fees and expenses on the Statement of Operations.

TRUSTEES                                     INVESTMENT ADVISER
S. James Coppersmith                         SunAmerica Asset Management Corp.
Samuel M. Eisenstat                          The SunAmerica Center
Stephen J. Gutman                            733 Third Avenue
Peter A. Harbeck                             New York, NY 10017-3204

Peter McMillan III
Sebastiano Sterpa                            SUB-ADVISER

                                             AIG Global Investment Corp. 70 Pine
OFFICERS                                     Street New York, NY 10270
Peter A. Harbeck, President

Stanton J. Feeley, Executive Vice President  DISTRIBUTOR
Nancy Kelly, Vice President                  SunAmerica Capital Services, Inc.
Audrey L. Snell, Vice President              The SunAmerica Center
Gerard P. Sullivan, Vice President           733 Third Avenue
Robert M. Zakem, Secretary                   New York, NY 10017-3204
Peter C. Sutton, Treasurer
Donna M. Handel, Assistant Treasurer         SHAREHOLDER SERVICING AGENT
John T. Genoy, Assistant Treasurer           SunAmerica Fund Services, Inc.
Abbe P. Stein, Assistant Secretary           The SunAmerica Center

                                             733 Third Avenue
CUSTODIAN AND TRANSFER AGENT                 New York, NY 10017-3204
State Street Bank & Trust Company
P.O. Box 419572
Kansas City, MO 64141-6572

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             BULK RATE
 SUNAMERICA EQUITY FUNDS                                  U.S. POSTAGE
 THE SUNAMERICA CENTER                                        PAID
 733 THIRD AVENUE                                         Kansas City,
 NEW YORK, NY 10017-3204                                       MO
 1-800-858-8850                                            PERMIT NO.
                                                              3657

This report is submitted solely for
the general information of
shareholders of the Fund.
Distribution of this report to
persons other than shareholders of
the Fund is authorized only in
connection with a currently effective
prospectus, setting forth details of
the Fund, which must precede or
accompany this report.

The accompanying report has not been
examined by independent accountants
and accordingly no opinion has been
expressed thereon.

SPONSORED BY:

[LOGO] SUN AMERICA
       ASSET MANAGEMENT

EFANN